UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

LYRICAL U.S. VALUE EQUITY FUND
Institutional Class (LYRIX)
Investor Class (LYRBX)
A Class (LYRAX)
C Class (LYRCX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND
Institutional Class (LYRWX)
Investor Class (LYRNX)
A Class (LYRVX)
C Class (LYRZX)

Annual Report
November 30, 2023

LYRICAL FUNDS	November 30, 2023
LETTER TO SHAREHOLDERS	(Unaudited)

Dear Fellow Shareholders,

Enclosed is the Annual Report to shareholders of the Lyrical U.S. Value Equity Fund (the “U.S. Fund”) and Lyrical International Value Equity Fund (the “International Fund”) (collectively, the “Funds”). On behalf of the Funds and their investment adviser, Lyrical Asset Management LP, I would like to thank you for your investment.

Lyrical U.S. Value Equity

In the last twelve months, the U.S. Fund returned 10.6% and the S&P 500 returned 13.8%, which was a solid result for the U.S. Fund given the poor performance of value indices during the period. Most of the return of the S&P 500® Index (“S&P 500”) over the last twelve months has been driven by seven mega-cap growth stocks, whose expensive valuations do not align with our value investing approach. Given those seven stocks’ impact on the S&P 500, we are quite pleased that the fund has performed as well as it has without their benefit.

Since its launch on February 4, 2013 through November 30, 2023, the U.S. Fund’s Institutional Class has produced a cumulative total return of +194.70%, compared to the +275.62% cumulative total return of the S&P 500. For the twelve months ended November 30, 2023, the U.S. Fund’s Institutional Class has produced a total return of +10.64%, compared to the +13.84% total return for the S&P 500.

For the twelve months ended November 30, 2023, the three positions that most positively impacted performance were Uber Technologies, Inc. (UBER), Broadcom Inc. (AVGO), and United Rentals, Inc. (URI) with contributions of 402 basis points (bps) (up 94%), 374 bps (up 73%) and 184 bps (up 37%), respectively; conversely, the three positions that most negatively impacted performance were Cigna Group (CI ), Centene Corporation (CNC), and Concentrix Corporation (CNXC) which detracted 107 bps (down 19%), 89 bps (down 15%) and 63 bps (down 19%), respectively. Please see the following for commentary on these stocks for the period:

Uber Technologies, Inc. (Uber), up 94%: Uber continues to deliver strong financial results, driven by its scale advantages and management’s focus on cost efficiency. Investments made to build a dominant rides and deliveries platform are paying off, and Uber is distancing itself from competition in terms of growth and profitability. In addition, over the past year Uber reported four consecutive quarters of GAAP profitability, satisfying the final criterion for S&P 500 inclusion.

Broadcom Inc. (AVGO)(“Broadcom”), up 73%: Broadcom continues to deliver strong earnings growth despite macroeconomic weakness seen across the information technology (“IT”)supply chain. Broadcom’s earnings resiliency is a function of its portfolio diversification combined with its exposure to large customers and strategic infrastructure spending, such as cloud and hyperscale datacenters. In addition, Broadcom established itself as the second largest artificial intelligence (“AI”)semiconductor supplier behind NVIDIA. Also, in May 2023, Apple announced a multibillion-dollar component supply agreement with Broadcom, which is reflective of Broadcom’s technology leadership and its track record of stellar execution supporting a large customer like Apple. Throughout the year, 12-month forward earnings per share (“EPS”) estimates increased 15% and Broadcom’s P/E multiple expanded to 19.5x from 13.5x as of year-end 2022.

United Rentals, Inc. (URI), up 37%: URI, the largest equipment rental company in the world, delivered strong earnings results throughout the year. The forward demand outlook for US non-residential construction remains healthy as mega-projects break ground. URI benefits from the ongoing trend toward equipment rental as well as other macroeconomic tailwinds in the U.S. from the Infrastructure Investment and Jobs Act, investments in electrification, semiconductor onshoring, and the Inflation Reduction Act. Throughout the year, 12-month forward EPS estimates increased 18% and URI’s P/E multiple expanded to 11.2x from 9.8x as of year-end 2022.

Cigna Group (CI)(“Cigna”), down 19%: The global healthcare company Cigna underperformed due to increasing scrutiny of the business practices of Pharmacy Benefit Managers’ (“PBM”), the intermediaries between insurance companies and pharmaceutical manufacturers, by lawmakers as prescription drug affordability continues to be an issue within the U.S. healthcare system. More recently, Cigna’s stock underperformed on news reports indicating that Humana and Cigna are in talks to merge, raising concerns that such a deal would be dilutive should Cigna be the acquirer and that the combination would face antitrust scrutiny. These concerns led to significant multiple compression over the year as 12-month forward EPS estimates increased 13%, while the P/E dropped to 9.4x from 13.3x as of year end 2022.

Centene Corporation (CNC)(“Centene”), down 15%: Centene underperformed on concerns over declining member enrollment. Emergency measures enacted in response to the coronavirus (“COVID-19”) pandemic to expand government sponsored healthcare programs, which led to increased member enrollment for people previously ineligible for Medicaid, were removed in 2023. Beginning in 2Q23, states began redetermining the threshold for Medicaid eligibility, disqualifying some members who enrolled during the pandemic. Consistent with our investment thesis, the U.S. Fund continues to hold Centene.

Concentrix Corporation (CNXC)(“Concentrix”), down 19%: Concentrix, a global provider of technology-infused customer experience solutions, underperformed on concerns about how advances in AI will impact its business. These concerns led to significant multiple compression over the year as 12-month forward EPS estimates increased 5% throughout the year, while the P/E dropped to 7.1x from 9.7x as of year-end 2022. Consistent with our investment thesis, the U.S. Fund continues to hold Concentrix.

Lyrical International Value Equity

On March 2, 2020, we launched the International Fund to apply our value strategy to the international space. Our portfolio is constructed to be balanced and diversified across approximately 25-40 positions, giving us exposure to as many different types of companies and situations as possible without sacrificing our strict investment standards.

Since the International Fund’s launch on March 2, 2020 through November 30, 2023, the Institutional Class has produced a total return of +21.87%, compared to the +27.94% total return for the MSCI EAFE. For the twelve months ended November 30, 2023, the International Fund’s Institutional Class produced a total return of +2.52% compared to the total return for the MSCI EAFE of +12.36%.

For the twelve months ended November 2023, the three positions that most positively impacted performance were Fairfax Financial Holdings Limited (FFH-CA), Itochu Corporation (8001-JP), and Rexel SA (RXL-FR) with contributions of 265 basis points (bps) (up 64%), 126 bps (up 31%) and 122 bps (up 43%), respectively; conversely, the three positions that most negatively impacted performance were Entain PLC (ENT-LON), CNH Industrial NV (CNHI-US), and ALD SA (ALD-FR) which detracted 158 bps (down 38%), 125 bps (down 18%) and 120 bps (down 34%), respectively. Our commentary on these stocks for the period follows:

Fairfax Financial Holdings Limited (FFH-CA)(“Fairfax”), up 64%: Fairfax is a Canadian insurance business overseen by well-known value investor (and major shareholder) Prem Watsa. This diversified insurance business is managed as a series of decentralized business units, each incentivized to maximize underwriting profit rather than grow premiums. This focus on profit over revenues has produced a leading underwriting track record Fairfax has benefited in the current rising interest rate environment, as the company has increased yields on its bond investments. Furthermore, the company is rapidly expanding premium growth, as the company is finding highly profitable underwriting opportunities, given increased pricing in the industry.

Itochu Corporation (8001-JP)(“Itochu”), up 31%: During the period it was held by the International Fund, Itochu experienced a 20% growth in its earnings power. As a major Japanese trading company, Itochu distinguishes itself from its peers by maintaining limited exposure to commodity-related businesses. Initially founded as a food and textile importer, it has predominantly expanded into non-commodity sectors, which inherently provide greater stability. Consequently, Itochu has consistently achieved a steady double-digit return on capital over the past decade, accompanied by a low level of earnings volatility. We decided to sell our position in July as it approached our estimate of intrinsic value.

Rexel SA (RXL-FR)(“Rexel”), up 43%: Rexel is a global distributor of electrical products based in Paris, selling approximately two million items to 650,000 active customers through 1,900 branches. The “proximity” business, which constitutes about 60% of sales, involves Rexel supplying everyday components to its customers. During the past twelve months, Rexel’s earnings grew significantly, driven by a robust volume recovery and the company’s ability to pass inflation through to its customers.

Entain PLC (ENT-LON) (“Entain”), down 38%: Most of the stock decline occurred in September when Entain surprised the market with revised third-quarter guidance that was softer than anticipated. This revised guidance was primarily attributed to tougher than expected regulatory measures in the United Kingdom, coupled with a period of post-COVID normalization. Entain is a software driven online gambling business that has almost no tangible capital and a technology platform that provides a distinct cost advantage relative to its industry peers.

CNH Industrial NV (CNHI-US)(“CNH”), down 28%: CNH’s P/E multiple has contracted from 10.4x to 6.6x over the past year, reflecting market concerns about a potential slowdown in the North American agriculture end market.

ALD SA (ALD-FR)(“ALD”), down 33%: A majority of the stock decline happened in the last quarter after the company lowered its medium-term guidance and. adjusted its outlook, citing a lower fleet growth rate and reduced margin. These adjustments were primarily attributed to weak customer demand in the near term and unexpectedly high IT costs at LeasePlan, a company acquired by ALD. Thank you for your continued trust and interest in Lyrical Asset Management.

Sincerely,

Andrew Wellington

Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit the Funds’ website at www.lyricalvaluefunds.com or call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of November 30, 2023, please see the Schedules of Investments section of this Report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

LYRICAL U.S. VALUE EQUITY FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
Lyrical U.S. Value Equity Fund - Institutional Class(a) versus the S&P 500® Index

Average Annual Total Returns (for the periods ended November 30, 2023)

				Since
	1 Year	5 Years	10 Years	Inception(c)
Lyrical U.S. Value Equity Fund -Institutional Class (b)	10.64%	8.29%	7.90%	10.51%
Lyrical U.S. Value Equity Fund - Investor Class (b)	10.38%	8.00%	N/A	6.99%
Lyrical U.S. Value Equity Fund - A Class (b)	4.02%	N/A	N/A	10.16%
Lyrical U.S. Value Equity Fund - A Class - without load (b)	10.38%	N/A	N/A	14.89%
Lyrical U.S. Value Equity Fund - C Class (b)	8.56%	N/A	N/A	14.04%
Lyrical U.S. Value Equity Fund - C Class - without load (b)	9.56%	N/A	N/A	14.04%
S&P 500® Index (d)	13.84%	12.51%	11.82%	13.01%(e)

LYRICAL U.S. VALUE EQUITY FUND
PERFORMANCE INFORMATION (Unaudited) (Continued)

(a)	The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class, A Class, and C Class based on the differences in fees paid by shareholders in the different classes.

(b)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Commencement of operations for Institutional Class shares was February 4, 2013. Commencement of operations for Investor Class shares was February 24, 2014. Commencement of operations for A Class shares and C Class shares was July 5, 2022.

(d)	The S&P 500® Index is a market capitalization weighted index of 500 large companies that is widely used as a barometer of U.S. stock market performance. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

(e)	Represents the period from February 4, 2013 (date of commencement of operations of Institutional Class shares) through November 30, 2023.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
Lyrical International Value Equity Fund - Institutional Class(a) versus the MSCI EAFE Index

Average Annual Total Returns (for the periods ended November 30, 2023)

			Since
	1 Year	3 Year	Inception(c)
Lyrical International Value Equity Fund - Institutional Class (b)	2.52%	3.41%	5.42%
Lyrical International Value Equity Fund - Investor Class (b)	2.27%	3.16%	5.16%
Lyrical International Value Equity Fund - A Class (b)	-3.55%	N/A	6.94%
Lyrical International Value Equity Fund - A Class - without load (b)	2.31%	N/A	11.55%
Lyrical International Value Equity Fund - C Class (b)	0.52%	N/A	10.72%
Lyrical International Value Equity Fund - C Class - without load (b)	1.51%	N/A	10.72%
MSCI EAFE Index (d)	12.36%	3.80%	6.79%(e)

(a)	The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class, A Class, and C Class based on the differences in fees paid by shareholders in the different classes.

(b)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
PERFORMANCE INFORMATION (Unaudited) (Continued)

(c)	Commencement of operations for Institutional Class shares and Investor Class shares was March 2, 2020. Commencement of operations for A Class shares and C Class shares was July 5, 2022.

(d)	The MSCI EAFE (Europe, Australasia, and Far East) Index is a free float-adjusted weighted capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of November 30, 2023, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

(e)	Represents the period from March 2, 2020 (date of commencement of operations of Institutional Class shares) through November 30, 2023.

LYRICAL U.S. VALUE EQUITY FUND
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

Lyrical U.S. Value Equity Fund vs. S&P 500® Index

Sector Diversification

Top Ten Equity Holdings

% of
Security Description	Net Assets
Uber Technologies, Inc.	6.9%
United Rentals, Inc.	6.9%
Fidelity National Informational Services, Inc.	5.1%
Ameriprise Financial, Inc.	4.7%
Expedia Group, Inc.	4.6%
Broadcom, Inc.	4.5%
Suncor Energy, Inc.	4.4%
Global Payments, Inc.	4.0%
Celanese Corporation	3.7%
Cigna Group (The)	3.7%

LYRICAL INTERNATIONAL VALUE EQUITY FUND
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

Lyrical International Value Equity Fund

Country Diversification

Top Ten Equity Holdings

% of
Security Description	Net Assets
Fairfax Financial Holdings Ltd.	5.9%
Exor N.V.	5.4%
AerCap Holdings N.V.	5.0%
Nintendo Company Ltd. - ADR	4.9%
Samsung Electronics Company Ltd.	4.8%
Euronext N.V.	4.7%
Suncor Energy, Inc.	4.5%
Bollore SE	4.3%
Rexel S.A.	4.2%
Ashtead Group plc	4.1%

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2023
COMMON STOCKS — 99.6%	Shares	Value
Communications — 13.7%
Cable & Satellite — 2.2%
Liberty Global Ltd. - Class C (a)	733,479	$12,351,786

Internet Media & Services — 11.5%
Expedia Group, Inc. (a)	188,102	25,615,730
Uber Technologies, Inc. (a)	694,449	39,153,035
		64,768,765
Consumer Discretionary — 9.6%
Automotive — 2.9%
Adient plc (a)	129,207	4,160,465
Lear Corporation	89,652	11,990,955
		16,151,420
E-Commerce Discretionary — 3.0%
eBay, Inc.	421,239	17,275,011

Home & Office Products — 1.8%
Whirlpool Corporation	95,455	10,395,050

Retail - Discretionary — 1.9%
Lithia Motors, Inc.	39,459	10,535,159

Energy — 4.4%
Oil & Gas Producers — 4.4%
Suncor Energy, Inc.	752,049	24,810,096

Financials — 15.9%
Asset Management — 6.4%
Affiliated Managers Group, Inc.	71,893	9,745,096
Ameriprise Financial, Inc.	74,377	26,293,013
		36,038,109
Insurance — 4.7%
Assurant, Inc.	90,499	15,205,642
Primerica, Inc.	54,815	11,484,291
		26,689,933
Specialty Finance — 4.8%
AerCap Holdings N.V. (a)	259,883	17,729,218
Air Lease Corporation	183,103	7,102,566
Bread Financial Holdings, Inc.	80,052	2,249,461
		27,081,245

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.6% (Continued)	Shares	Value
Health Care — 10.4%
Health Care Facilities & Services — 10.4%
Centene Corporation (a)	274,268	$20,208,067
Cigna Group (The)	79,024	20,773,829
HCA Healthcare, Inc.	72,063	18,050,340
		59,032,236
Industrials — 8.0%
Industrial Support Services — 8.0%
United Rentals, Inc.	81,458	38,775,637
WESCO International, Inc.	40,269	6,275,924
		45,051,561
Materials — 6.2%
Chemicals — 3.7%
Celanese Corporation	150,373	20,850,720

Containers & Packaging — 2.5%
Berry Global Group, Inc.	213,118	14,091,362

Technology — 28.3%
Semiconductors — 4.5%
Broadcom, Inc.	27,311	25,282,612

Software — 4.4%
Concentrix Corporation	74,442	6,996,803
Gen Digital, Inc.	799,484	17,652,607
		24,649,410
Technology Hardware — 10.3%
Arrow Electronics, Inc. (a)	118,905	14,097,377
F5, Inc. (a)	90,467	15,487,046
Flex Ltd. (a)	776,915	19,772,487
TD SYNNEX Corporation	89,998	8,877,402
		58,234,312
Technology Services — 9.1%
Fidelity National Information Services, Inc.	495,304	29,044,627
Global Payments, Inc.	195,060	22,712,786
		51,757,413
Utilities — 3.1%
Electric Utilities — 3.1%
NRG Energy, Inc.	371,071	17,752,037

Total Common Stocks (Cost $413,426,286)		$562,798,237

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.28% (b) (Cost $5,577,477)	5,577,477	$5,577,477

Investments at Value — 100.6% (Cost $419,003,763)		$568,375,714

Liabilities in Excess of Other Assets — (0.6%)		(3,242,176)

Net Assets — 100.0%		$565,133,538

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2023
COMMON STOCKS — 94.5%	Shares	Value
Bermuda — 3.5%
Liberty Global Ltd. - Class C (a)	23,898	$402,442

Canada — 12.0%
Fairfax Financial Holdings Ltd.	749	688,505
Linamar Corporation	4,282	181,807
Suncor Energy, Inc.	15,720	518,603
		1,388,915
Finland — 2.0%
Konecranes OYJ	5,855	231,722

France — 19.9%
ALD S.A.	38,392	264,447
Bollore SE	86,952	497,388
Elis S.A.	15,433	297,549
Rexel S.A.	20,151	486,226
SPIE S.A.	11,510	337,001
Teleperformance SE	2,960	415,344
		2,297,955
Germany — 0.9%
Auto1 Group SE (a)	15,714	99,208

Hong Kong — 3.5%
CK Hutchison Holdings Ltd.	79,854	400,653

Isle of Man — 2.4%
Entain plc	27,530	279,365

Japan — 14.3%
Air Water, Inc.	16,239	213,102
Kinden Corporation	14,326	215,197
Kyudenko Corporation	5,065	159,826
Nintendo Company Ltd. - ADR	48,785	567,369
SK Kaken Company Ltd.	605	29,342
Sony Group Corporation	5,501	473,075
		1,657,911
Luxembourg — 1.4%
Ardagh Metal Packaging S.A.	41,363	166,279

Netherlands — 18.1%
AerCap Holdings N.V. (a)	8,421	574,481
CNH Industrial N.V.	32,705	351,252

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.5% (Continued)	Shares	Value
Netherlands — 18.1% (Continued)
Euronext N.V.	6,575	$545,741
Exor N.V.	6,439	627,313
		2,098,787
South Korea — 4.8%
Samsung Electronics Company Ltd.	403	560,573

Spain — 2.6%
Grupo Catalana Occidente S.A.	8,462	295,149

Switzerland — 3.4%
Julius Baer Group Ltd.	7,893	399,411

United Kingdom — 5.7%
Ashtead Group plc	7,874	475,739
Babcock International Group plc	36,444	182,287
		658,026

Total Common Stocks (Cost $11,100,639)		$10,936,396

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
PREFERRED STOCKS — 3.8%	Shares	Value
Germany — 3.8%
Volkswagon AG, 8.760% (Cost $520,599)	3,758	$436,158

MONEY MARKET FUNDS — 1.7%
Invesco Treasury Portfolio - Institutional Class, 5.28% (b) (Cost $193,223)	193,223	$193,223

Investments at Value — 100.0% (Cost $11,814,461)		$11,565,777

Other Assets in Excess of Liabilities — 0.0% (c)		6,502

Net Assets — 100.0%		$11,572,279

AG - Aktiengesellschaft

ADR - American Depository Receipt

N.V. - Naamloze Vennootschap

OYJ - Julkinen Osakeyhtio

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of November 30, 2023.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
% of
Common and Preferred Stocks by Sector/Industry	Net Assets
Communications — 8.6%
Cable & Satellite	3.5%
Entertainment Content	4.3%
Internet Media & Services	0.8%
Consumer Discretionary — 10.0%
Automotive	5.3%
Leisure Facilities & Services	2.4%
Retail - Discretionary	2.3%
Consumer Staples — 3.5%
Retail - Consumer Staples	3.5%
Energy — 4.5%
Oil & Gas Producers	4.5%
Financials — 27.1%
Asset Management	8.9%
Institutional Financial Services	4.7%
Insurance	8.5%
Specialty Finance	5.0%
Industrials — 23.7%
Commercial Support Services	2.6%
Engineering & Construction	6.2%
Industrial Support Services	8.3%
Machinery	5.0%
Transportation & Logistics	1.6%
Materials — 3.5%
Chemicals	2.1%
Containers & Packaging	1.4%
Technology — 17.4%
Technology Hardware	13.8%
Technology Services	3.6%
98.3%

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2023
	Lyrical	Lyrical
	U.S. Value	International
	Equity Fund	Value Equity Fund
Investments in securities:
Investments in securities:
At cost	$419,003,763	$11,814,461
At value (Note 2)	$568,375,714	$11,565,777
Receivable for capital shares sold	354,771	—
Receivable for securities sold	2,654,136	—
Receivable from Adviser (Note 4)	—	18,649
Dividends receivable	832,859	17,577
Tax reclaims receivable	—	353
Other assets	26,771	4,528
Total assets	572,244,251	11,606,884

LIABILITIES
Payable for capital shares redeemed	340,522	10,835
Payable for securities purchased	6,292,909	—
Payable to Adviser (Note 4)	391,249	—
Payable to administrator (Note 4)	57,033	12,224
Accrued distribution fees (Note 4)	9,471	99
Other accrued expenses	19,529	11,447
Total liabilities	7,110,713	34,605
CONTINGENCIES AND COMMITMENTS (NOTE 7)	—	—
NET ASSETS	$565,133,538	$11,572,279

NET ASSETS CONSIST OF:
Paid-in capital	$451,905,328	$11,776,865
Distributable earnings (accumulated deficit)	113,228,210	(204,586)
NET ASSETS	$565,133,538	$11,572,279

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$555,584,696	$11,240,651
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	26,320,779	1,010,143
Net asset value, offering price and redemption price per share (Note 2)	$21.11	$11.13
INVESTOR CLASS
Net assets applicable to Investor Class	$8,153,257	$320,033
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	389,623	28,902
Net asset value, offering price and redemption price per share (Note 2)	$20.93	$11.07

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2023 (Continued)
	Lyrical	Lyrical
	U.S. Value	International
	Equity Fund	Value Equity Fund
NET ASSET VALUE PER SHARE:
A Class
Net assets applicable to A Class	$103,112	$5,828
A Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,899	525
Net asset value and redemption price per share (Note 2)	$21.05	$11.11	(a)
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (Note 2)	$22.33	$11.79
C Class
Net assets applicable to C Class	$1,292,473	$5,767
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	61,994	523
Net asset value, offering price and redemption price per share (Note 2)	$20.85	$11.03
Redemption price per share with CDSC fee (Note 2)(b)	$20.64	$10.92

(a)	Net Assets divided by Shares do not calculate to the state Net Asset Value because Net Assets and Shares are shown rounded.

(b)	A contingent deferred sales charge (“CDSC”) of 1.00% is charged on C Class shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption fee or CDSC.

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF OPERATIONS
Year Ended November 30, 2023
	Lyrical	Lyrical
	U.S. Value	International
	Equity Fund	Value Equity Fund
INVESTMENT INCOME
Dividend income	$9,104,507	$296,547
Foreign witholding taxes on dividends	(260,190)	(38,029)
Total investment income	8,844,317	258,518

EXPENSES
Management fees (Note 4)	4,990,876	84,240
Administration fees (Note 4)	481,467	32,150
Transfer agent fees (Notes 2 and 4)	151,389	50,240
Fund accounting fees (Note 4)	105,590	57,514
Registration and filing fees (Note 2)	75,291	17,302
Custody and bank service fees	52,970	22,134
Compliance fees and expenses (Note 4)	60,835	12,141
Legal fees	30,722	30,722
Borrowing costs (Note 5)	53,067	1,452
Trustees’ fees and expenses (Note 4)	19,764	19,764
Audit and tax services fees	16,815	17,415
Postage and supplies	27,048	5,837
Networking fees	27,087	476
Distribution fees (Notes 2 and 4)	23,063	1,587
Printing of shareholder reports	9,688	7,977
Insurance expense	7,577	2,993
Other expenses	20,001	27,057
Total expenses	6,153,250	391,001
Less fees reduced and/or expenses reimbursed by Adviser (Note 4)	(264,225)	(289,848)
Net expenses	5,889,025	101,153

NET INVESTMENT INCOME	2,955,292	157,365

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from investment transactions	(5,293,254)	5,582
Net realized losses from foreign currency transactions (Note 2)	(1,572)	(25,763)
Net change in unrealized appreciation (depreciation) on investments	57,786,075	(305,366)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	(44)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	52,491,249	(325,591)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,446,541	$(168,226)

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
		Year/Period
	Year Ended	Ended
	November 30,	November 30,
	2023	2022 (a)
FROM OPERATIONS
Net investment income	$2,955,292	$2,436,467
Net realized gains (losses) from investment transactions	(5,293,254)	35,705,756
Net realized losses from foreign currency transactions	(1,572)	(19,887)
Net change in unrealized appreciation (depreciation) on investments	57,786,075	(89,054,197)
Net increase (decrease) in net assets resulting from operations	55,446,541	(50,931,861)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(2,731,975)	(32,015,143)
Investor Class	(10,806)	(365,422)
A Class	(59)	(649)
C Class	(76)	(1,456)
Decrease in net assets from distributions to shareholders	(2,742,916)	(32,382,670)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	133,926,339	228,168,460
Net asset value of shares issued in reinvestment of distributions to shareholders	1,435,955	20,933,647
Payments for shares redeemed	(286,969,441)	(207,336,929)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(151,607,147)	41,765,178

Investor Class
Proceeds from shares sold	2,419,124	3,176,497
Net asset value of shares issued in reinvestment of distributions to shareholders	8,706	294,749
Payments for shares redeemed	(2,767,257)	(3,002,926)
Net increase (decrease) in Investor Class net assets from capital share transactions	(339,427)	468,320

A Class
Proceeds from shares sold	86,483	12,505
Net asset value of shares issued in reinvestment of distributions to shareholders	59	649
Payments for shares redeemed	(3,069)	—
Net increase in A Class net assets from capital share transactions	83,473	13,154

C Class
Proceeds from shares sold	1,212,707	29,900
Net asset value of shares issued in reinvestment of distributions to shareholders	76	1,168
Net increase in C Class net assets from capital share transactions	1,212,783	31,068

TOTAL DECREASE IN NET ASSETS	(97,946,693)	(41,036,811)

LYRICAL U.S. VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
		Year/Period
	Year Ended	Ended
	November 30,	November 30,
	2023	2022 (a)
NET ASSETS
Beginning of year	$663,080,231	$704,117,042
End of year	$565,133,538	$663,080,231

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	7,165,197	11,152,241
Shares issued in reinvestment of distributions to shareholders	79,466	1,087,720
Shares redeemed	(15,120,233)	(10,280,853)
Net increase (decrease) in shares outstanding	(7,875,570)	1,959,108
Shares outstanding at beginning of year	34,196,349	32,237,241
Shares outstanding at end of year	26,320,779	34,196,349

Investor Class
Shares sold	125,433	156,531
Shares issued in reinvestment of distributions to shareholders	485	15,521
Shares redeemed	(144,776)	(149,533)
Net increase (decrease) in shares outstanding	(18,858)	22,519
Shares outstanding at beginning of year	408,481	385,962
Shares outstanding at end of year	389,623	408,481

A Class
Shares sold	4,318	694
Shares issued in reinvestment of distributions to shareholders	3	34
Shares redeemed	(150)	—
Net increase in shares outstanding	4,171	728
Shares outstanding at beginning of period	728	—
Shares outstanding at end of period	4,899	728

C Class
Shares sold	60,370	1,559
Shares issued in reinvestment of distributions to shareholders	4	61
Net increase in shares outstanding	60,374	1,620
Shares outstanding at beginning of period	1,620	—
Shares outstanding at end of period	61,994	1,620

(a)	For A Class shares and C Class shares, represents the period from commencement of operations (July 5, 2022) through November 30, 2022.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
		Year/Period
	Year Ended	Ended
	November 30,	November 30,
	2023	2022 (a)
FROM OPERATIONS
Net investment income	$157,365	$19,668
Net realized gains (losses) from investment transactions	5,582	(25,807)
Net realized losses from foreign currency transactions	(25,763)	(2,524)
Net change in unrealized appreciation (depreciation) on investments	(305,366)	(150,999)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(44)	168
Net decrease in net assets resulting from operations	(168,226)	(159,494)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(37,129)	(1,356)
Investor Class	(25,670)	(1,020)
A Class	(161)	(6)
C Class	(142)	(6)
Decrease in net assets from distributions to shareholders	(63,102)	(2,388)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	10,975,623	238,165
Net asset value of shares issued in reinvestment of distributions to shareholders	37,129	1,356
Payments for shares redeemed	(800,112)	(243,923)
Net increase (decrease) in Institutional Class net assets from captial share transactions	10,212,640	(4,402)

Investor Class
Proceeds from shares sold	22,762	71,533
Net asset value of shares issued in reinvestment of distributions to shareholders	25,670	1,020
Payments for shares redeemed	(682,338)	(173,241)
Net decrease in Investor Class net assets from capital share transactions	(633,906)	(100,688)

A Class
Proceeds from shares sold	—	5,000
Net asset value of shares issued in reinvestment of distributions to shareholders	161	6
Net increase in A Class net assets from capital share transactions	161	5,006

C Class
Proceeds from shares sold	—	5,000
Net asset value of shares issued in reinvestment of distributions to shareholders	142	6
Net increase in C Class net assets from capital share transactions	142	5,006

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,347,709	(256,960)

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
		Year/Period
	Year Ended	Ended
	November 30,	November 30,
	2023	2022 (a)
NET ASSETS
Beginning of year	$2,224,570	$2,481,530
End of year	$11,572,279	$2,224,570

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	964,356	19,901
Shares issued in reinvestment of distributions to shareholders	3,480	121
Shares redeemed	(70,821)	(19,456)
Net increase in shares outstanding	897,015	566
Shares outstanding at beginning of year	113,128	112,562
Shares outstanding at end of year	1,010,143	113,128

Investor Class
Shares sold	2,042	6,518
Shares issued in reinvestment of distributions to shareholders	2,413	92
Shares redeemed	(60,617)	(15,454)
Net decrease in shares outstanding	(56,162)	(8,844)
Shares outstanding at beginning of year	85,064	93,908
Shares outstanding at end of year	28,902	85,064

A Class
Shares sold	—	509
Shares issued in reinvestment of distributions to shareholders	15	1
Net increase in shares outstanding	15	510
Shares outstanding at beginning of period	510	—
Shares outstanding at end of period	525	510

C Class
Shares sold	—	509
Shares issued in reinvestment of distributions to shareholders	13	1
Net increase in shares outstanding	13	510
Shares outstanding at beginning of period	510	—
Shares outstanding at end of period	523	510

(a)	For A Class shares and C Class shares, represents the period from commencement of operations (July 5, 2022) through November 30, 2022.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	Nov. 30,		Nov. 30,		Nov. 30,		Nov. 30,		Nov. 30,
	2023		2022		2021		2020		2019
Net asset value at beginning of year	$19.16		$21.59		$16.68		$15.91		$15.55
Income (loss) from investment operations:
Net investment income (a)	0.10		0.07		0.03		0.10		0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	1.93		(1.54)		5.02		0.72	(b)	0.76
Total from investment operations	2.03		(1.47)		5.05		0.82		0.81
Less distributions from:
Net investment income	(0.08)		(0.03)		(0.14)		(0.05)		(0.05)
Net realized gains	—		(0.93)		—		—		(0.40)
Total distributions	(0.08)		(0.96)		(0.14)		(0.05)		(0.45)
Net asset value at end of year	$21.11		$19.16		$21.59		$16.68		$15.91
Total return (c)	10.64%		(6.81%)		30.44%		5.16%		5.03%
Net assets at end of year (000’s)	$555,585		$655,277		$695,847		$327,121		$617,686
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.03%		1.02%		1.01%		1.25%		1.41%
Ratio of net expenses to average net assets	1.00	% (d)(e)	0.99	% (d)	0.99	% (d)	1.22	% (d)	1.41%
Ratio of net investment income to average net assets	0.51	% (d)	0.36	% (d)	0.13	% (d)	0.73	% (d)	0.36%
Portfolio turnover rate (f)	23%		24%		14%		30%		33%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).

(d)	Ratio was determined after fee reductions (Note 4).

(e)	Includes 0.01% of borrowing costs (Note 5).

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	Nov. 30,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2023		2022	2021	2020	2019
Net asset value at beginning of year	$18.99		$21.43	$16.56	$15.78	$15.43
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.02	(0.02)	0.07	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	1.92		(1.53)	4.98	0.71 (b)	0.73
Total from investment operations	1.97		(1.51)	4.96	0.78	0.75
Less distributions from:
Net investment income	(0.03)		—	(0.09)	—	—
Net realized gains	—		(0.93)	—	—	(0.40)
Total distributions	(0.03)		(0.93)	(0.09)	—	(0.40)
Net asset value at end of year	$20.93		$18.99	$21.43	$16.56	$15.78
Total return (c)	10.38%		(7.03%)	30.10%	4.94%	4.89%
Net assets at end of year (000’s)	$8,153		$7,758	$8,270	$4,914	$6,682
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.72%		1.74%	1.79%	2.02%	2.03%
Ratio of net expenses to average net assets (d)	1.25	% (e)	1.24%	1.24%	1.44%	1.70%
Ratio of net investment income (loss) to average net assets (d)	0.26%		0.10%	(0.12%)	0.53%	0.10%
Portfolio turnover rate (f)	23%		24%	14%	30%	33%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).

(d)	Ratio was determined after fee reductions (Note 4).

(e)	Includes 0.01% of borrowing costs (Note 5).

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
A CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year		Period
	Ended		Ended
	Nov. 30,		Nov. 30,
	2023		2022 (a)
Net asset value at beginning of period	$19.14		$18.23
Income from investment operations:
Net investment income (b)	0.06		0.03
Net realized and unrealized gains on investments and foreign currencies	1.92		1.81	(c)
Total from investment operations	1.98		1.84
Less distributions from:
Net investment income	(0.07)		—
Net realized gains	—		(0.93)
Total distributions	(0.07)		(0.93)
Net asset value at end of period	$21.05		$19.14
Total return (d)	10.38%		10.12	% (e)
Net assets at end of period (000’s)	$103		$14
Ratios/supplementary data:
Ratio of total expenses to average net assets	29.74%		176.77	% (f)
Ratio of net expenses to average net assets (g)	1.25	% (h)	1.24	% (f)
Ratio of net investment income to average net assets (g)	0.31%		0.36	% (f)
Portfolio turnover rate (i)	23%		24	% (e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or expense reimbursements (Note 4). Calculation does not reflect sales load.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(h)	Includes 0.01% of borrowing costs (Note 5).

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
C CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year		Period
	Ended		Ended
	Nov. 30,		Nov. 30,
	2023		2022 (a)
Net asset value at beginning of period	$19.08		$18.23
Income (loss) from investment operations:
Net investment loss (b)	(0.07)		(0.03)
Net realized and unrealized gains on investments and foreign currencies	1.89		1.81	(c)
Total from investment operations	1.82		1.78
Less distributions from:
Net investment income	(0.05)		—
Net realized gains	—		(0.93)
Total distributions	(0.05)		(0.93)
Net asset value at end of period	$20.85		$19.08
Total return (d)	9.56%		9.79	% (e)
Net assets at end of period (000’s)	$1,292		$31
Ratios/supplementary data:
Ratio of total expenses to average net assets	6.64%		196.90	% (f)
Ratio of net expenses to average net assets (g)	2.00	% (h)	1.99	% (f)
Ratio of net investment loss to average net assets (g)	(0.38%)		(0.36	%) (f)
Portfolio turnover rate (i)	23%		24	% (e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or expense reimbursements (Note 4). Calculation does not reflect CDSC.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(h)	Includes 0.01% of borrowing costs (Note 5).

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year		Year	Year	Period
	Ended		Ended	Ended	Ended
	Nov. 30,		Nov. 30,	Nov. 30,	Nov. 30,
	2023		2022	2021	2020 (a)
Net asset value at beginning of period	$11.19		$12.03	$11.02	$10.00
Income (loss) from investment operations:
Net investment income (b)	0.18		0.11	0.05	0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	0.09		(0.94)	1.69	0.97
Total from investment operations	0.27		(0.83)	1.74	1.02
Less distributions from:
Net investment income	(0.33)		—	(0.05)	—
Net realized gains	—		(0.01)	(0.68)	—
Total distributions	(0.33)		(0.01)	(0.73)	—
Net asset value at end of period	$11.13		$11.19	$12.03	$11.02
Total return (c)	2.52%		(6.88%)	15.84%	10.20	% (d)
Net assets at end of period (000’s)	$11,241		$1,266	$1,355	$613
Ratios/supplementary data:
Ratio of total expenses to average net assets	3.48%		12.32%	11.34%	21.16	% (e)
Ratio of net expenses to average net assets (f)	1.00	% (g)	0.99%	0.99%	1.03	% (e)
Ratio of net investment income to average net assets (f)	1.62%		1.00%	0.36%	0.72	% (e)
Portfolio turnover rate (h)	40%		33%	34%	25	% (d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(g)	Includes 0.01% of borrowing costs (Note 5).

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year		Year	Year	Period
	Ended		Ended	Ended	Ended
	Nov. 30,		Nov. 30,	Nov. 30,	Nov. 30,
	2023		2022	2021	2020 (a)
Net asset value at beginning of period	$11.13		$12.00	$11.00	$10.00
Income (loss) from investment operations:
Net investment income (b)	0.12		0.08	0.02	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	0.12		(0.94)	1.69	0.96
Total from investment operations	0.24		(0.86)	1.71	1.00
Less distributions from:
Net investment income	(0.30)		—	(0.03)	—
Net realized gains	—		(0.01)	(0.68)	—
Total distributions	(0.30)		(0.01)	(0.71)	—
Net asset value at end of period	$11.07		$11.13	$12.00	$11.00
Total return (c)	2.27%		(7.15%)	15.60%	10.00	% (d)
Net assets at end of period (000’s)	$320		$947	$1,127	$663
Ratios/supplementary data:
Ratio of total expenses to average net assets	6.00%		12.90%	11.70%	21.14	% (e)
Ratio of net expenses to average net assets (f)	1.25	% (g)	1.24%	1.24%	1.27	% (e)
Ratio of net investment income (loss) to
average net assets (f)	1.08%		0.76%	0.16%	0.52	% (e)
Portfolio turnover rate (h)	40%		33%	34%	25	% (d)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(g)	Includes 0.01% of borrowing costs (Note 5).

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
A CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year		Period
	Ended		Ended
	Nov. 30,		Nov. 30,
	2023		2022 (a)
Net asset value at beginning of period	$11.18		$9.82
Income from investment operations:
Net investment income (b)	0.13		0.01
Net realized and unrealized gains on investments and foreign currencies	0.12		1.36	(c)
Total from investment operations	0.25		1.37
Less distributions from:
Net investment income	(0.32)		—
Net realized gains	—		(0.01)
Total distributions	(0.32)		(0.01)
Net asset value at end of period	$11.11		$11.18
Total return (d)	2.31%		13.97	% (e)
Net assets at end of period	$5,828		$5,700
Ratios/supplementary data:
Ratio of total expenses to average net assets	256.73%		264.21	% (f)
Ratio of net expenses to average net assets (g)	1.25	% (h)	1.24	% (f)
Ratio of net investment income to average net assets (g)	1.14%		0.14	% (f)
Portfolio turnover rate (i)	40%		33	% (e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect sales load.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(h)	Includes 0.01% of borrowing costs (Note 5).

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
C CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year		Period
	Ended		Ended
	Nov. 30,		Nov. 30,
	2023		2022 (a)
Net asset value at beginning of period	$11.15		$9.82
Income (loss) from investment operations:
Net investment income (loss) (b)	0.05		(0.03)
Net realized and unrealized gains on investments and foreign currencies	0.11		1.37	(c)
Total from investment operations	0.16		1.34
Less distributions from:
Net investment income	(0.28)		—
Net realized gains	—		(0.01)
Total distributions	(0.28)		(0.01)
Net asset value at end of period	$11.03		$11.15
Total return (d)	1.51%		13.67	% (e)
Net assets at end of period	$5,767		$5,682
Ratios/supplementary data:
Ratio of total expenses to average net assets	259.21%		265.34	% (f)
Ratio of net expenses to average net assets (g)	2.00	% (h)	1.99	% (f)
Ratio of net investment income (loss) to average net assets (g)	0.40%		(0.60	%) (f)
Portfolio turnover rate (i)	40%		33	% (e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.

(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect CDSC.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(h)	Includes 0.01% of borrowing costs (Note 5).

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2023

1. Organization

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical International Value Equity Fund commenced operations on March 2, 2020.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund currently offers four classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $100,000 initial investment), Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $2,500 initial investment), A Class shares (sold subject to an initial maximum front end sales load of 5.75% and a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to A Class shares, and requiring a $1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged, but a 1.00% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months), and C Class shares (sold subject to a CDSC fee of 1.00% if the shares are redeemed within 12 months after the original purchase of the shares and a distribution and/or shareholder servicing fee of up to 1.00% of the average daily net assets attributable to C Class shares, and requiring a $1,000 initial investment) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by Lyrical Asset Management L.P. (the “Adviser”), as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of each Fund’s investments by the inputs used to value the investments as of November 30, 2023:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$562,798,237	$—	$—	$562,798,237
Money Market Funds	5,577,477	—	—	5,577,477
Total	$568,375,714	$—	$—	$568,375,714

Lyrical International Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,011,311	$6,925,085	$—	$10,936,396
Preferred Stocks	—	436,158	—	436,158
Money Market Funds	193,223	—	—	193,223
Total	$4,204,534	$7,361,243	$—	$11,565,777

*	With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended November 30, 2023.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses. For the year ending November 30, 2023 class specific expenses were as follows:

Lyrical U.S. Value Equity Fund
Expenses	Institutional	Investor	A Class	C Class	Total
Distribution fees	$—	$19,166	$144	$3,753	$23,063
Registration and filing fees	50,217	16,097	3,953	5,024	75,291
Transfer Agent fees	106,813	19,456	12,560	12,560	151,389

Lyrical International Value Equity
Fund
Expenses
Distribution fees	$—	$1,514	$15	$58	$1,587
Registration and filing fees	9,745	2,987	2,285	2,285	17,302
Transfer Agent fees	12,560	12,560	12,560	12,560	50,240

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The tax character of distributions paid to shareholders by the Funds during the years ended November 30, 2023 and 2022 was as follows:

	Year	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
Lyrical U.S. Value Equity Fund	11/30/2023	$2,742,916	$—	$2,742,916
	11/30/2022	$4,003,098	$28,379,572	$32,382,670

Lyrical International Value Equity Fund	11/30/2023	$63,102	$—	$63,102
	11/30/2022	$2,388	$—	$2,388

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2023:

	Lyrical	Lyrical
	U.S. Value	International Value
	Equity Fund	Equity Fund
Tax cost of investments	$439,735,315	$11,906,525
Gross unrealized appreciation	$166,825,402	$992,070
Gross unrealized depreciation	(38,185,003)	(1,332,818)
Net unrealized appreciation (depreciation)	128,640,399	(340,748)
Net unrealized appreciation on foreign currency translation	—	54
Undistributed ordinary income	2,443,882	186,705
Accumulated capital and other losses	(17,856,071)	(50,597)
Distributable earnings (accumulated deficit)	$113,228,210	$(204,586)

As of November 30, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely:

	Lyrical U.S. Equity	Lyrical International
	Value Fund	Equity Value Fund
No expiration - short-term	$2,099,121	$—
No expiration - long-term	$15,756,950	$50,597

These capital loss carryforwards are available to offset net realized capital gains in future years, thereby reducing taxable gain distributions, if any.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended November 30, 2023, the Funds did not incur any interest or penalties.

3. Investment Transactions

During the year ended November 30, 2023, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $132,573,701 and $287,259,101, respectively, for Lyrical U.S. Value Equity Fund and $13,247,219 and $3,774,812, respectively, for Lyrical International Value Equity Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.85% of average daily net assets. During the year ended November 30, 2023, the Adviser earned $4,990,876 and $84,240 of fees under the Investment Advisory Agreement for Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until April 1, 2024, to reduce management fees and reimburse other operating expenses to limit total annual operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Institutional Class	Investor Class	A Class	C Class
0.99%	1.24%	1.24%	1.99%

Accordingly, during the year ended November 30, 2023, the Adviser reduced fees and reimbursed other operating expenses of $264,225 for Lyrical U.S. Value Equity Fund and $289,848 for Lyrical International Value Equity Fund.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2023, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

	November 30,	November 30,	November 30,
	2024	2025	2026	Total
Lyrical U.S. Value Equity Fund	$189,462	$225,900	$264,225	$679,587
Lyrical International Value Equity Fund	$229,164	$262,691	$289,848	$781,703

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class, A Class and C Class shares of each Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving in such capacities.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class, A Class and C Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares and A Class shares, and 1.00% of each Fund’s average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, except for the Board Chairperson who receives a $1,700 annual retainer from each Fund, and the Audit Committee Chairperson who receives a $1,500 annual retainer from each Fund, paid in quarterly installments. Each Independent Trustee also receives from each Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2023, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNERS	% Ownership
Lyrical International Value Equity Fund
National Financial Services, LLC (for the benefit of its customers)	85%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. During the year ended November 30, 2023, Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund incurred borrowing costs in the amount of $53,067 and $1,452, respectively.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2023, Lyrical U.S. Value Equity Fund had 28.3% of the value of its net assets invested in stocks within the Technology sector and Lyrical International Value Equity Fund had 27.1% of the value of its net assets invested in stocks within the Financials sector.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The Funds paid the following distributions to shareholders subsequent to November 30, 2023:

			Per Share
	Record		Ordinary
	Date	Ex-Date	Income
Lyrical U.S. Value Equity Fund
Institutional Class	12/28/2023	12/29/2023	$0.0997
Investor Class	12/28/2023	12/29/2023	$0.0512
A Class	12/28/2023	12/29/2023	$0.0953
C Class	12/28/2023	12/29/2023	$0.0267

Lyrical International Value Equity Fund
Institutional Class	12/28/2023	12/29/2023	$0.1798
Investor Class	12/28/2023	12/29/2023	$0.1307
A Class	12/28/2023	12/29/2023	$0.1515
C Class	12/28/2023	12/29/2023	$0.0685

LYRICAL FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund and Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (the “Funds”), each a series of Ultimus Managers Trust, as of November 30, 2023, the related statements of operations and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial statements and financial highlights of the Funds for the year and periods ended November 30, 2022, and prior, were audited by another auditor whose report, dated January 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

LYRICAL FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 29, 2024

LYRICAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2023) and held until the end of the period (November 30, 2023).

The tables below illustrate each Fund’s ongoing costs in two ways:

Actual fund return – The first line for each share class helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – The second line for each share class is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

LYRICAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning	Ending	Net	Expenses
	Account Value	Account Value	Expense	Paid During
	June 1, 2023	November 30, 2023	Ratio(a)	Period(b)
Lyrical U.S. Value Equity Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,164.40	1.00%	$5.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.05	1.00%	$5.06
Investor Class
Based on Actual Fund Return	$1,000.00	$1,163.40	1.25%	$6.78
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
A Class
Based on Actual Fund Return	$1,000.00	$1,163.00	1.24%	$6.72
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.85	1.24%	$6.28
C Class
Based on Actual Fund Return	$1,000.00	$1,159.00	1.99%	$10.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.09	1.99%	$10.05

(a)	Annualized, based on each Class’s most recent one-half year expenses.

(b)	Expenses are equal to each Class’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

LYRICAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning	Ending	Net	Expenses
	Account Value	Account Value	Expense	Paid During
	June 1, 2023	November 30, 2023	Ratio(a)	Period(b)
Lyrical International Value Equity Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,011.80	1.01%	$5.09
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.00	1.01%	$5.11
Investor Class
Based on Actual Fund Return	$1,000.00	$1,010.00	1.27%	$6.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	1.27%	$6.43
A Class
Based on Actual Fund Return	$1,000.00	$1,010.90	1.27%	$6.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	1.27%	$6.43
C Class
Based on Actual Fund Return	$1,000.00	$1,007.30	2.02%	$10.16
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.94	2.02%	$10.20

(a)	Annualized, based on each Class’s most recent one-half year expenses.

(b)	Expenses are equal to each Class’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

LYRICAL FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website at www.lyricalvaluefunds.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund designates 100.00% and 43.08%, respectively, of their ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the fiscal year ended November 30, 2023, the percentage of ordinary income dividends qualified for the corporate dividends receivable deduction for Lyrical U.S Value Equity Fund was 100.00%.

Lyrical International Value Equity Fund intends to pass through to shareholders the income tax credit for taxes paid to foreign countries. The Fund’s foreign source income per share was $0.2767 and the foreign tax expenses per share was $0.0225. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend date of record. These shareholders will receive more detailed information with there 2023 Form 1099-DIV.

LYRICAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise their day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Interested Trustees:
David K. James* Year of Birth: 1970	April 2023 to present October 2022 to April 2023 July 2021 to October 2022	Trustee Assistant Secretary Secretary	Executive Vice President and Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC (“Ultimus”) and a member of the board of managers of Ultimus Fund Distributors, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC, each an affiliate of Ultimus (2018 to present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2009 to 2018)	31	Interested Trustee of 12 series of the Capitol Series Trust (a registered management company) (2021 to present)
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	31	n/a

LYRICAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees (Continued):
Robert E. Morrison Year of Birth: 1957	Since 2019	Trustee (and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	31	n/a
Clifford N. Schireson Year of Birth: 1953	Since 2019	Trustee	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	31	Trustee of the San Diego City Employees’ Retirement System (2019 to present)
Keith Shintani Year of Birth: 1963	Since 2024	Trustee	Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022)	31	Trustee of the Matrix Advisors Fund Trust (2023 to present)
Jacqueline A. Williams Year of Birth: 1954	Since 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	31	n/a

*	Mr. James is considered an “interested person” of the Trust within the meaning of Section (2)(a)(19) of the Investment Company Act of 1940, as amended, because of his relationship with the Trust’s Administrator, Transfer Agent, and Distributor.

LYRICAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Todd E. Heim Year of Birth: 1967	2021 to present 2014 to 2021	President Vice President	Senior Vice President, Relationship Management (November 2023 to present), Vice President, Relationship Management (2018 to November 2023) and Assistant Vice President, Client Implementation Manager with Ultimus Fund Solutions, LLC (2014 to 2018)
Shannon Thibeaux- Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of State Street Bank (2013 to 2020)
Daniel D. Bauer Year of Birth: 1977	2024 to present 2016 to 2024	Treasurer Assistant Treasurer	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Susan J. Bateman Year of Birth: 1966	2024 to present	Assistant Treasurer	Assistant Vice President of Financial Administration (2023 to present) and Assistant Vice President, Financial Administration (2018 to 2023) of Citi Fund Services, Inc.
Karen Jacoppo-Wood Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) and Vice President and Counsel (2014 to 2019) of State Street Bank and Trust Company
Natalie S. Anderson Year of Birth: 1975	2016 to present	Assistant Secretary	Legal Administration Manager (2016 to present) and Paralegal (2015 to 2016) of Ultimus Fund Solutions, LLC
Jesse Hallee Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 to 2019)
Gweneth K. Gosselink Year of Birth: 1955	2020 to present	Chief Compliance Officer	Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to present); CCO Consultant at GKG Consulting, LLC (2019 to 2021); Chief Operating Officer & CCO at Miles Capital, Inc. (2013 to 2019)

LYRICAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Martin Dean Year of Birth: 1963	2020 to present 2019 to 2020 2016 to 2017	Assistant Chief Compliance Officer Interim Chief Compliance Officer Assistant Chief Compliance Officer	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

Additional information about member of the Board and executive officers is available in the Funds’ Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll free 1-888-884-8099.

LYRICAL FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Funds’ Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Funds did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

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LYRICAL-AR-23

Q3 All-Season Systematic Opportunities Fund

Institutional Class (QASOX)

Q3 All-Season Tactical Fund

Institutional Class (QAITX)

C Class (QACTX)

Annual Report

November 30, 2023

Q3 ALL-SEASON FUNDS
LETTER TO SHAREHOLDERS (Unaudited)	November 30, 2023

Dear Shareholders:

This Annual Report for the Q3 All-Season Tactical Fund (the “Tactical Fund”) and the Q3 All-Season Systematic Opportunities Fund (the “Systematic Opportunities Fund”) (each a “Fund” and both, the “Q3 All-Season Funds”) covers the period from December 1, 2022 to November 30, 2023. The Q3 All-Season Funds, which are advised by Q3 Asset Management, are actively managed using systematic, quantitative approaches to asset allocation in order to adjust to ever-evolving market environments.

Q3 All-Season Systematic Opportunities Fund (QASOX)

For the year ending November 30, 2023, the Systematic Opportunities Fund had gains of 6.9% versus a gain of 4.9% for the Dow Jones Moderate Portfolio Index, the Fund’s benchmark, during the same timeframe. The Fund’s investment objective is capital preservation over a market cycle. Under normal circumstances, the Fund will invest primarily in shares of other investment companies, including ETFs and open-end mutual funds and in equity call options.

Note that the Fund had a significant change in investment methodology beginning April 4, 2023. Before that time, the Fund (then trading as QAISX) followed an equity “Sector Rotation” methodology. After that date, the Fund then began to employ a tactical mean-reversion trading approach. Results before that time should not be used to evaluate current performance, as the methodology, and underlying investments, are significantly different.

The performance of the Fund from April 4th, 2023 through November 30, 2023 was 9.7%.

The Dow Jones Moderate Portfolio Index gained 2.7% over that same time period.

Since the Fund changed its investment strategy in April the performance has been encouraging. By design, the Fund’s methodology seeks to take advantage of short-term trading opportunities in equities when the market dips. Over the past several months it has been able to identify numerous such trades in funds tracking both the S&P 500 and NASDAQ 100 indexes.

Trades by the Fund tend to last from 1-5 days but can occur frequently depending on the environment of the market. Conversely, the Fund may also sit in cash-equivalent positions for extended periods of time earning risk-free rates of return. The returns generated by the Fund during the period were accomplished while being invested in equities less than 50% of the time, helping to reduce overall market-exposure risk.

Q3 All-Season Tactical Fund (QACTX, QAITX)

The Tactical Fund had a gain of 8.5% during the period for the C Class shares and a gain of 9.9% for the Institutional Class shares versus a gain of 4.9% for the Dow Jones Moderate Portfolio Index, the Fund’s benchmark. The Fund’s investment objective seeks a positive rate of return over a calendar year regardless of market conditions. Under normal circumstances, the Tactical Fund invests in shares of other investment companies and similar products that operate as broad-based index exchange-traded funds (“ETFs”). Q3

1

Asset Management uses a rules-based approach and a blend of proprietary indicators to identify market segments that exhibit relative performance strength compared to the general market at large. Q3 Asset Management conducts systematic analysis of several aspects of the market segments on a daily basis. Equity signals are based on the price movements of one, or more, major equity indexes including the NASDAQ 100 and S&P 500 Indexes. As the primary equity signal, which measures the NASDAQ 100 Index, begins to exhibit increased volatility, Q3 Asset Management may take positions in government bonds and funds that track the S&P 500 Index . The bond positions may be long or inverse depending on the conditions of the Treasury bond markets, and the S&P 500 Index exposure will be long only and will tend to be opportunistic (short-term) in nature.

The Fund began the period with a partial investment in the NASDAQ 100 Index through the Invesco QQQ ETF (QQQ) which it held for the following several months as the equity markets had not yet fully proven themselves after the double-digit losses of 2022. The portion of the Fund not invested in equities was generally on the long side of the Treasury bond market. As they also took a drubbing in 2022, Treasuries reversed and experienced a small rally in the spring of 2023 which the Fund was able to capitalize on.

As the equity markets began to firm up, the Fund began to take larger positions in QQQ, eventually becoming a full 100% position in the Fund. Occasionally, as volatility picked up, the Fund moved partially out of equities and into bond positions. Again, as the Treasuries moved up during the year, nearly all of these trades were on the long side and contributed to the overall positive performance of the Fund.

Near the end of the period, the Fund established a full equity exposure for limited periods of time – again only tempered by elevated volatility within the NASDAQ market. As it turned out, though, the NASDAQ remained quite robust throughout the entire period. The Fund, however, seeks to invest in equities when the risk/reward potential is considered favorable – and at times Q3 Asset Management deemed it inconsistent with the Fund’s investment objective to fully commit to equity exposure.

One of the primary objectives of the Fund is to avoid equities when the environment for such investments looks to be unfavorable. For example, the Fund may (partially) shift out of stocks in a sharply rising market – which it did during much of 2023 – due to increased upside volatility, which can precede a falling market. These timely trades enabled the Fund to handily outperform its benchmark for the 1-year period ending November 30, 2023.

The Q3 All-Season Funds are designed to work in a portfolio to seek capital appreciation and manage risk for an investor through changing market conditions. Both Funds are systematic and quantitative in nature and, as such, human emotion is largely removed from investment decisions. Challenging market environments often lead investors to make decisions that are based on emotions. The Q3 All-Season Funds seek to avoid this common investment pitfall by having the Funds rely on rules-based trading algorithms which have been developed using historical market data in an attempt to replicate any possible market environment moving forward.

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If you have any questions about the Funds, please visit us at our website www.Q3AllSeasonFunds.com or email info@Q3Tactical.com

Very truly yours,

Brad Giaimo	Bruce Greig, CFA	Adam Quiring
Portfolio Manager	Portfolio Manager	Portfolio Manager

Q3 Asset Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1.888.348.1255.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy the Funds’ prospectus please visit the Funds’ website at www.Q3AllSeasonFunds.com and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They may not comprise the entire investment portfolio of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of November 30, 2023, please see the Schedule of Investments sections of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITITES FUND
PERFORMANCE INFORMATION
November 30, 2023 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in Q3
All-Season Systematic Opportunities Fund – Institutional Class versus the
Dow Jones Moderate Portfolio Index

Average Annual Total Returns For the Periods Ended November 30, 2023

			Since
	1 Year	3 Years	Inception (b)
Q3 All-Season Systematic Opportunities Fund - Institutional Class(a)	6.92%	2.39%	1.67%
Dow Jones Moderate Portfolio Index	4.93%	1.02%	2.99%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The commencement of operations for Institutional Class was December 30, 2019.

4

Q3 ALL-SEASON TACTICAL FUND
PERFORMANCE INFORMATION
November 30, 2023 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in Q3
All-Season Tactical Fund – Institutional Class(a) versus the
Dow Jones Moderate Portfolio Index

Average Annual Total Returns For the Periods Ended November 30, 2023

			Since
	1 Year	3 Years	Inception (c)
Q3 All-Season Tactical - Institutional Class(b)	9.94%	-3.71%	1.91%
Q3 All-Season Tactical - C Share Class(b)	8.48%	N/A	-6.36%
Dow Jones Moderate Portfolio Index	4.93%	1.02%	2.99%

(a)	The line graph above represents performance of the Institutional Class only, which will vary from the performance of the C Class based on difference in fees paid by shareholders in the different classes.

(b)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The commencement of operations for Institutional Class was December 30, 2019. The commencement of operations for C Share Class was March 18, 2021.

5

Q3 ALL-SEASON FUNDS
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

Sector Diversification (% of Net Assets)

Q3 ALL-SEASON TACTICAL FUND

Sector Diversification (% of Net Assets)

6

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
November 30, 2023
EXCHANGE-TRADED FUNDS — 99.6%	Shares	Value
Invesco QQQ Trust, Series 1	202,000	$78,543,660
Vanguard S&P 500 ETF	188,000	78,847,200
Total Exchange-Traded Funds (Cost $157,286,210)		$157,390,860

MONEY MARKET FUNDS — 49.6%	Shares	Value
First American Government Obligations Fund - Class X, 5.29% (a) (Cost $78,434,086)	78,434,086	$78,434,086

Investments at Value — 149.2% (Cost $235,720,296)		$235,824,946

Liabilities in Excess of Other Assets — (49.2%)		(77,784,923)

Net Assets — 100.0%		$158,040,023

(a)	The rate shown is the 7-day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

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Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2023
EXCHANGE-TRADED FUNDS — 98.9%	Shares	Value
Invesco Nasdaq 100 ETF (Cost $41,801,460)	277,000	$44,306,150

MONEY MARKET FUNDS — 1.3%	Shares	Value
First American Government Obligations Fund - Class X, 5.29% (a) (Cost $564,811)	564,811	$564,811

Investments at Value — 100.2% (Cost $42,366,271)		$44,870,961

Liabilities in Excess of Other Assets — (0.2%)		(101,435)

Net Assets — 100.0%		$44,769,526

(a)	The rate shown is the 7-day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

8

Q3 ALL-SEASON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2023
	Q3 All-Season	Q3 All-Season
	Systematic	Tactical
	Opportunities Fund	Fund
ASSETS
Investments in securities:
At cost	$235,720,296	$42,366,271
At value (Note 2)	$235,824,946	$44,870,961
Receivable for capital shares sold	430,382	102
Receivable for investment securities sold	78,816,739	—
Dividend receivable	573,664	28,026
Other assets	10,930	10,021
Total assets	315,656,661	44,909,110

LIABILITIES
Payable for capital shares redeemed	88,183	77,672
Payable for investment securities purchased	157,286,210	—
Payable to Adviser (Note 4)	193,896	40,087
Payable to administrator (Note 4)	18,393	11,366
Accrued distribution fees (Note 4)	—	3,475
Other accrued expenses	29,956	6,984
Total liabilities	157,616,638	139,584
CONTINGENCIES AND COMITTMENTS (NOTE 7)	—	—
NET ASSETS	$158,040,023	$44,769,526

NET ASSETS CONSIST OF:
Paid-in capital	$151,781,019	$74,219,086
Distributable earnings (accumulated deficit)	6,259,004	(29,449,560)
NET ASSETS	$158,040,023	$44,769,526

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$158,040,023	$42,675,234
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,851,287	4,595,719
Net asset value, offering price and redemption price per share (Note 2)	$9.97	$9.29

C CLASS
Net assets applicable to C Class	N/A	$2,094,292
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	233,929
Net asset value, offering price and redemption price per share (Note 2)	N/A	$8.95

See accompanying notes to financial statements.

9

Q3 ALL-SEASON FUNDS
STATEMENTS OF OPERATIONS
Year Ended November 30, 2023
	Q3 All-Season	Q3 All-Season
	Systematic	Tactical
	Opportunities Fund	Fund
INVESTMENT INCOME
Dividend income	$2,612,806	$709,275

EXPENSES
Management fees (Note 4)	719,237	442,099
Administration fees (Note 4)	79,493	44,451
Fund accounting fees (Note 4)	38,317	41,689
Registration and filing fees	26,413	4,573
Registration fees - Institutional Class	10,226	21,489
Registration fees - C Class	—	8,385
Legal fees	33,984	26,911
Transfer agent fees (Note 4)	18,660	37,320
Trustees’ fees and expenses (Note 4)	19,709	19,709
Audit and tax services fees	16,415	16,415
Borrowing costs (Note 5)	1,619	26,165
Compliance fees (Note 4)	13,070	12,000
Distribution fees - C Class (Note 4)	—	22,767
Custody and bank service fees	10,821	8,462
Shareholder reporting expenses	10,325	7,597
Postage and supplies	4,241	7,538
Networking fees	3,736	3,904
Insurance	3,226	3,493
Other expenses	6,749	9,216
Total expenses	1,016,241	764,183
Management fees reduced by the Adviser (Note 4)	(53,913)	—
Mangement fees recouped (Note 4)	363,830	—
Net expenses	1,326,158	764,183

NET INVESTMENT INCOME (LOSS)	1,286,648	(54,908)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	6,540,238	604,259
Long-term capital gain distributions from regulated investment companies	—	26
Net change in unrealized appreciation (depreciation) on investments	(65,007)	2,633,156
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,475,231	3,237,441

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,761,879	$3,182,533

See accompanying notes to financial statements.

10

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	November 30,	November 30,
	2023	2022
FROM OPERATIONS
Net investment gain (loss)	$1,286,648	$(17,865)
Net realized gains (losses) from investment transactions	6,540,238	(718,014)
Net change in unrealized appreciation (depreciation) on investments	(65,007)	383,941
Net increase (decrease) in net assets resulting from operations	7,761,879	(351,938)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investor Class	—	(25,197)
Institutional Class	(925,842)	(364,646)
Decrease in net assets from distributions to shareholders	(925,842)	(389,843)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	—	29,989
Net asset value of shares issued in reinvestment of distributions to shareholders	—	25,197
Payments for shares redeemed	—	(267,450)
Shares exchanged for Institutional Class (Note 1)	—	(120,399)
Net decrease in Investor Class net assets from capital share transactions	—	(332,663)

Institutional Class
Proceeds from shares sold	186,590,361	576,162
Shares exchanged from Investor Class (Note 1)	—	120,399
Net asset value of shares issued in reinvestment of distributions to shareholders	925,444	364,646
Payments for shares redeemed	(39,743,004)	(2,992,283)
Net increase (decrease) in Institutional Class net assets from capital share transactions	147,772,801	(1,931,076)

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,608,838	(3,005,520)

NET ASSETS
Beginning of year	3,431,185	6,436,705
End of year	$158,040,023	$3,431,185

See accompanying notes to financial statements.

11

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended	Year Ended
	November 30,	November 30,
	2023	2022
CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	—	2,842
Shares reinvested	—	2,434
Shares redeemed	—	(29,212)
Shares exchanged for Institutional Class (Note 1)	—	(13,163)
Net decrease in shares outstanding	—	(37,099)
Shares outstanding at beginning of year	—	37,099
Shares outstanding at end of year	—	—

Institutional Class
Shares sold	19,453,988	59,129
Shares issued in connection with exchange of Investor Class shares (Note 1)	—	13,078
Shares reinvested	93,212	35,062
Shares redeemed	(4,060,989)	(317,006)
Net increase (decrease) in shares outstanding	15,486,211	(209,737)
Shares outstanding at beginning of year	365,076	574,813
Shares outstanding at end of year	15,851,287	365,076

See accompanying notes to financial statements.

12

Q3 ALL-SEASON TACTICAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	November 30,	November 30,
	2023	2022
FROM OPERATIONS
Net investment loss	$(54,908)	$(629,543)
Net realized gain (losses) from investment transactions	604,259	(30,854,182)
Long-term capital gain distributions from regulated investment companies	26	—
Net change in unrealized appreciation (depreciation) on investments	2,633,156	(16,296,905)
Net increase (decrease) in net assets resulting from operations	3,182,533	(47,780,630)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investor Class	—	(81,800)
Institutional Class	—	(10,837,041)
C Class	—	(250,466)
Decrease in net assets from distributions to shareholders	—	(11,169,307)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	—	109,163
Net asset value of shares issued in reinvestment of distributions to shareholders	—	81,347
Payments for shares redeemed	—	(592,521)
Shares exchanged for Institutional Class (Note 1)	—	(280,169)
Net decrease in Investor Class net assets from capital share transactions	—	(682,180)

Institutional Class
Proceeds from shares sold	88,678,211	83,567,837
Shares exchanged from Investor Class (Note 1)	—	280,169
Net asset value of shares issued in reinvestment of distributions to shareholders	—	10,595,038
Payments for shares redeemed	(99,907,138)	(135,500,819)
Net decrease in Institutional Class net assets from capital share transactions	(11,228,927)	(41,057,775)

C Class
Proceeds from shares sold	18,385	1,603,514
Net asset value of shares issued in reinvestment of distributions to shareholders	—	149,400
Payments for shares redeemed	(763,919)	(648,356)
Net increase (decrease) in C Class net assets from capital share transactions	(745,534)	1,104,558

TOTAL DECREASE IN NET ASSETS	(8,791,928)	(99,585,334)

NET ASSETS
Beginning of year	53,561,454	153,146,788
End of year	$44,769,526	$53,561,454

See accompanying notes to financial statements.

13

Q3 ALL-SEASON TACTICAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended	Year Ended
	November 30,	November 30,
	2023	2022
CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	—	9,427
Shares reinvested	—	6,466
Shares redeemed	—	(63,402)
Shares exchanged for Institutional Class (Note 1)	—	(31,382)
Net decrease in shares outstanding	—	(78,891)
Shares outstanding at beginning of year	—	78,891
Shares outstanding at end of year	—	—

Institutional Class
Shares sold	10,561,324	7,986,972
Shares issued in connection with exchange of Investor Class shares (Note 1)	—	30,727
Shares reinvested	—	829,682
Shares redeemed	(11,985,702)	(13,613,101)
Net decrease in shares outstanding	(1,424,378)	(4,765,720)
Shares outstanding at beginning of year	6,020,097	10,785,817
Shares outstanding at end of year	4,595,719	6,020,097

C Class
Shares sold	2,333	141,191
Shares reinvested	—	11,848
Shares redeemed	(94,579)	(65,679)
Net increase (decrease) in shares outstanding	(92,246)	87,360
Shares outstanding at beginning of year	326,175	238,815
Shares outstanding at end of year	233,929	326,175

See accompanying notes to financial statements.

14

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year Ended		Year Ended	Year Ended	Period Ended
	November 30,		November 30,	November 30,	November 30,
	2023		2022	2021	2020 (a)
Net asset value at beginning of period	$9.40		$10.52	$9.94	$10.00
Income (loss) from investment operations:
Net investment loss (b)(c)	0.18		(0.03)	(0.13)	(0.11)
Net realized and unrealized gains (losses) on investments	0.47	(d)	(0.45)	0.71	0.05	(d)
Total from investment operations	0.65		(0.48)	0.58	(0.06)
Less distributions from:
Net realized gains	(0.08)		(0.64)	—	—
Net asset value at end of period	$9.97		$9.40	$10.52	$9.94
Total return (e)	6.92%		(5.14%)	5.83%	(0.60	%) (f)
Net assets at end of period (000’s)	$158,040		$3,431	$6,048	$4,491
Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.40%		5.46%	4.20%	6.10	% (h)
Ratio of net expenses to average net assets (g)(i)	1.83%		1.94%	1.94%	1.94	% (h)
Ratio of net investment gain (loss) to average net assets (c)(g)(i)	1.78%		(0.34%)	(1.19%)	(1.31	%) (h)
Portfolio turnover rate	6171	% (j)	517%	441%	523	% (f)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses

(f)	Not annualized.

(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Ratio was determined after fee reductions and/or expense reimbursements/recoupments (Note 4).

(j)	Given market conditions during the period, the Fund rotated assets into and out of positions on a periodic basis and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

15

Q3 ALL-SEASON TACTICAL FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year Ended		Year Ended	Year Ended		Period Ended
	November 30,		November 30,	November 30,		November 30,
	2023		2022	2021		2020 (a)
Net asset value at beginning of period	$8.45		$13.80	$12.06		$10.00
Income (loss) from investment operations:
Net investment loss (b)(c)	(0.01)		(0.06)	(0.09)		(0.11)
Net realized and unrealized gains (losses) on investments	0.85		(4.30)	2.72		2.17
Total from investment operations	0.84		(4.36)	2.63		2.06
Less distributions from:
Net realized gains	—		(0.99)	(0.89)		—
Net asset value at end of period	$9.29		$8.45	$13.80		$12.06
Total return (d)	9.94%		(34.03%)	23.10	% (e)	20.60	% (f)
Net assets at end of period (000’s)	$42,675		$50,871	$148,813		$71,884
Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.68%		1.36%	1.32%		1.55	% (h)
Ratio of net expenses to average net assets (g)	1.68	% (i)	1.36%	1.32%		1.55	% (h)
Ratio of net investment loss to average net assets (c)(g)	(0.05%)		(0.59%)	(0.73%)		(1.10	%) (h)
Portfolio turnover rate (j)	2004	%	3770%	1639%		3078	% (f)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses

(e)	During the year ended November 30, 2021, the Fund received a payment from the Advisor of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27%.

(f)	Not annualized.

(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Includes 0.06% of borrowing costs (Note 5).

(j)	Given market conditions during the period, the Fund rotated assets into and out of positions on a periodic basis and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

16

Q3 ALL-SEASON TACTICAL FUND
C SHARE CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year Ended		Year Ended	Period Ended
	November 30,		November 30,	November 30,
	2023		2022	2021 (a)
Net asset value at beginning of period	$8.25		$13.65	$11.53
Income (loss) from investment operations:
Net investment loss (b)(c)	(0.12)		(0.17)	(0.22)
Net realized and unrealized gains (losses) on investments	0.82		(4.24)	2.34
Total from investment operations	0.70		(4.41)	2.12
Less distributions from:
Net realized gains	—		(0.99)	—
Net asset value at end of period	$8.95		$8.25	$13.65
Total return (d)	8.48%		(34.82%)	18.39	% (e)(f)
Net assets at end of period (000’s)	$2,094		$2,690	$3,260
Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	3.03%		2.65%	2.72	% (h)
Ratio of net expenses to average net assets (g)	3.03	% (i)	2.65%	2.72	% (h)
Ratio of net investment loss to average net assets (c)(g)	(1.42%)		(1.73%)	(2.42	%) (h)
Portfolio turnover rate (j)	2004	%	3770%	1639	% (f)

(a)	Represents the period from the commencement of operations (March 18, 2021) through November 30, 2021.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	During the year ended November 30,2021, the Fund received a payment from the Advisor of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27% (Note 4).

(f)	Not annualized.

(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Includes 0.06% of borrowing costs (Note 5).

(j)	Given market conditions during the period, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

17

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2023

1. Organization

Q3 All-Season Systematic Opportunities Fund (formerly, Q3 All-Season Sector Rotation Fund) and Q3 All-Season Tactical Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 30, 2019.

Q3 All-Season Systematic Opportunities Fund seeks to achieve capital appreciation.

Q3 All-Season Tactical Fund seeks a positive rate of return over a calendar year regardless of market conditions.

The Q3 All-Season Systematic Opportunities Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $100,000 initial investment). Prior to August 30, 2022, Q3 All-Season Systematic Opportunities Fund offered two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,250 minimum initial investment) and Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $500,000 initial investment). On August 30, 2022, all existing Investor Class shares were converted into Institutional Class shares at the Institutional Class net asset value (“NAV”) per share as of August 29, 2022, which was $9.21. After August 30, 2022, Investor Class shares were no longer offered.

The Q3 All-Season Tactical Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $100,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). Each share class represents an ownership interest in the same investment portfolio. Prior to August 30, 2022, Q3 All-Season Tactical Fund offered three classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,250 minimum initial investment), Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $500,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). On August 30,

18

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2022, all existing Investor Class shares were converted into Institutional Class shares at the Institutional Class NAV per share as of August 29, 2022, which was $9.12. After August 30, 2022, Investor Class shares were no longer offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by Q3 Asset Management Corporation (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the Investment company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or

19

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of November 30, 2023:

Q3 All-Season Systematic
Opportunities Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$157,390,860	$—	$—	$157,390,860
Money Market Funds	78,434,086	—	—	78,434,086
Total	$235,824,946	$—	$—	$235,824,946

Q3 All-Season Tactical Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$44,306,150	$—	$—	$44,306,150
Money Market Funds	564,811	—	—	564,811
Total	$44,870,961	$—	$—	$44,870,961

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended November 30, 2023.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

20

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees and registration and filing fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Funds during the years ended November 30, 2023 and 2022 was as follows:

	Year	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
Q3 All-Season Systematic Opportunities Fund	11/30/2023	$925,842	$—	$925,842
	11/30/2022	$353,795	$36,048	$389,843
Q3 All-Season Tactical Fund	11/30/2023	$—	$—	$—
	11/30/2022	$11,169,307	$—	$11,169,307

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

21

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2023:

	Q3 All-Season
	Systematic	Q3 All-Season
	Opportunities Fund	Tactical Fund
Tax cost of investments	$241,669,638	$42,366,271
Gross unrealized appreciation	$19,380	$2,510,115
Gross unrealized depreciation	(5,864,072)	(5,425)
Net unrealized appreciation (depreciation)	(5,844,692)	2,504,690
Undistributed ordinary income	12,661,901	—
Undistributed long-term gains	51,112	—
Accumulated capital and other losses	(609,317)	(31,954,250)
Distributable earnings (accumulated deficit)	$6,259,004	$(29,449,560)

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Qualified late year ordinary losses incurred after December 31, 2022 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended November 30,2023, Q3 All-Season Tactical Fund deferred late year ordinary losses to December 1, 2023 for federal income tax purposes in the amount of $108,133.

During the year ended November 30, 2023, Q3 All-Season Systematic Opportunities Fund utilized $116,544 of short-term capital loss carryforwards (“CLCFs”) against current year realized capital gains.

As of November 30, 2023, Q3 All-Season Tactical Fund had short-term CLCFs for income tax purposes in the amount of $31,846,177. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such

22

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

gains to shareholders. As of November 30, 2023, Q3 All-Season Systematic Opportunities Fund had short-term CLCFs for income tax purposes in the amount of $609,317. As a result of an ownership change, Q3 All-Season Systematic Opportunities Fund is eligible to utilize this amount to offset future net realized capital gains, if any, subject to an annual limitation under IRC Section 382 of $96,234.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

For the year ended November 30, 2023, Q3 All-Season Tactical Fund reclassified $519,654 of accumulated deficit against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended November 30, 2023, the Funds did not incur any interest or penalties.

3. Investment Transactions

For the year ended November 30, 2023, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,648,120,488, and $2,498,885,055, respectively, for Q3 All-Season Systematic Opportunities Fund and $658,005,985 and $666,096,127, respectively, for Q3 All-Season Tactical Fund.

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of average daily net assets. During the year ended November 30, 2023, the Adviser earned $719,237 and $442,099 of fees under the Investment Management Agreement for Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2024, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual fund operating

23

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

expenses of the Q3 All-Season Tactical Fund and until March 31, 2025, for the All-Season Systematic Opportunities Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class, if applicable:

All-Season Systematic
Opportunites Fund
Institutional Class
1.79%*

*	Effective July 21, 2023 the ELA was amended to reduce the expense limit from 1.94% to 1.79% for Institutional Class shares.

All-Season Tactical Fund
Institutional Class	C Class
1.94%	2.94%

Accordingly, during the year ended November 30, 2023, the Adviser reduced management fees in the amount of $53,913 for Q3 All-Season Systematic Opportunities Fund.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of thirty-six months after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. During the year ended November 30, 2023, the Adviser recouped $363,830 of prior years’ management fee reductions and expense reimbursements. As of November 30, 2023, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

Q3 All-Season Systematic Opportunities Fund
November 30, 2025	$25,848
November 30, 2026	53,913
Total	$79,761

24

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the C Class shares of Q3 All-Season Tactical Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving such capacities.

DISTRIBUTION PLAN

The Q3 All-Season Tactical Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits C Class shares of the Q3 All-Season Tactical Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan 1.00% of the Q3 All-Season Tactical Fund’s average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the year ended November 30, 2023, the C Class shares of Q3 All-Season Tactical Fund incurred $22,767 of distribution fees under the Plan.

ADMINISTRATIVE SERVICES PLAN

The Trust has adopted an Administrative Services Plan (the “Administrative Service Plan”) for the Institutional Shares of the Funds. The Administrative Service Plan allows the Funds to use the net assets of the Institutional Shares to pay financial intermediaries that provide services relating to Institutional Shares. The Administrative Service Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share shareholders. The Administrative Service Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Institutional Shares. During the year ended November 30, 2023, no fees were incurred by the Funds under the Administrative Service Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, except for the Audit Chairperson who receives a $1,500 annual retainer from each Fund and the Board Chairperson who receives a $1,700 annual retainer

25

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

from each Fund, paid in quarterly installments. Each Independent Trustee also receives from each Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2023, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Q3 All-Season Systematic Opportunities Fund
E*TRADE Savings Bank (for the benefit of its customers)	71%
Q3 All-Season Tactical Fund
E*TRADE Savings Bank (for the benefit of its customers)	65%
Charles Schwab & Co. Inc. (for the benefit of its customers)	28%
Pershing LLC (for the benefit of its customers)	89%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the year ended November 30, 2023, the Q3 All-Season Systematic Opportunities Fund incurred $1,619 and the Q3 All-Season Tactical Fund incurred $26,165 of borrowing cost charged by the custodian.

6. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of November 30, 2023, Q3 All-Season Systematic Opportunities Fund had 49.7% of the value of its net assets invested in Invesco QQQ Trust, Series 1 (“QQQ”), an ETF that tracks the Nasdaq 100 Index and 49.9% of the value of its net assets invested in Vangard S&P 500 ETF (“VOO”), an ETF that tracks the S&P 500 Index. As of November 30, 2023, Q3 All-Season Tactical Fund had 98.9% of the value of its net assets invested in Invesco Nasdaq 100 ETF (“QQQM”), an ETF that tracks the Nasdaq 100 Index. The financial statements of QQQ, VOO and QQQM can be found at www.sec.gov.

26

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, a Fund may at times invest a significant portion of its assets in shares of a money market fund. As of November 30, 2023, Q3 All-Season Systematic Opportunities Fund had 49.6% of the value of its net assets invested in shares of First American Government Obligations Fund - Class X (“FGXXX”), a money market fund registered under the 1940 Act. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. While investor losses in money market funds have been rare, they are possible. A Fund incurs additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds. The financial statements for FGXXX can be found at www.sec.gov.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except the following:

On January 2, 2024, the Q3 All-Season Systematic Opportunities Fund - Institutional Class paid the following to shareholders of record on December 28, 2023:

		Short-Term	Long-Term
	Income	Capital Gain	Capital Gain
	Per Share	Per Share	Per Share
Q3 All-Season Systematic Opportunities Fund - Institutional Class	$0.0409	$0.7698	$0.0032

27

Q3 ALL-SEASON FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Q3 All-Season Systematic Opportunities Fund (formerly Q3
All-Season Sector Rotation Fund) and Q3 All-Season Tactical Fund
and Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Q3 All-Season Systematic Opportunities Fund (formerly Q3 All-Season Sector Rotation Fund) and Q3 All-Season Tactical Fund (the “Funds”), each a series of Ultimus Managers Trust, as of November 30, 2023, the related statements of operations and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial statements and financial highlights of the Funds for the year and periods ended November 30, 2022, and prior, were audited by another auditor whose report, dated January 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and broker. Our audits also included evaluating the accounting

28

Q3 ALL-SEASON FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 29, 2024

29

Q3 ALL-SEASON FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2023) and held until the end of the period (November 30, 2023).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – The first line for each share class helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – The second line for each share class is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they charge a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

30

Q3 ALL-SEASON FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	June 1,	November 30,	Expense	Paid During
	2023	2023	Ratio (a)	Period (b)
Q3 All-Season Systematic Opportunities Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,048.10	1.82%	$9.34
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.94	1.82%	$9.20
Q3 All-Season Tactical Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,048.50	1.60%	$8.22
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.05	1.60%	$8.09
C Class
Based on Actual Fund Return	$1,000.00	$1,040.70	2.95%	$15.09
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,010.28	2.95%	$14.87

(a)	Annualized, based on each Class’s most recent one-half year expenses.

(b)	Expenses are equal to each Class’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

31

Q3 ALL-SEASON FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-855-784-2399. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Funds’ website at www.Q3AllSeasonfunds.com.

Q3 ALL-SEASON FUNDS
FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Funds have designated the following of their ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate:

Q3 All-Season Systematic Opportunities Fund	0.16%
Q3 All- Season Tactical Fund	0.00%

32

Q3 ALL-SEASON FUNDS
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Funds’ Investment Advisory Agreement with Q3 Asset Management Corporation (the “Adviser” or “Q3”) for an additional one-year term (the “Advisory Agreement”). The Board approved the Advisory Agreement at a meeting held on October 12 and 16-17, 2023, at which all of the Trustees were present.

Prior to the Board meeting, Q3 provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Funds. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of each Fund, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Funds, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser from its relationship with the Funds and (6) the extent to which economies of scale would be realized as each Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of Q3’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Q3, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Q3, the Board took into account its familiarity with Q3’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Q3’s compliance policies and procedures based on discussion with Q3 and the CCO. The quality of administrative and other services, including Q3’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered Q3’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by Q3 including, without limitation, Q3’s provision of a continuous investment program for the Funds. The Board considered the qualifications and experience of Q3’s portfolio managers who are responsible for the day-to day management of each Fund’s portfolio, as well as the qualifications of other individuals at Q3 who provide services to the Funds. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by Q3 under the Advisory Agreement.

33

Q3 ALL-SEASON FUNDS
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for each Fund with various comparative data. In particular, the Board compared each Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Q3’s other client accounts. In reviewing the comparison in fees and expense ratios between each Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of each Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Q3’s commitment to limit each Fund’s expenses under the expense limitation agreement (“ELA”) until at least March 31, 2025. The Board noted that the 1.00% advisory fee for each of the Systematic Opportunities Fund and Tactical Fund was equal to the median for the other funds in its Broadridge custom peer group, respectively. The Board further noted that the overall net expense ratio for each of the Systematic Opportunities Fund and the Tactical Fund was higher than the average and median expense ratio for the other funds in the custom peer group. The Board noted, however, Q3’s assertion that a peer group comparison was difficult to compile for the Funds due to the nature of tactical investing, as discussed in its 15(c) responses and presentation.

The Board also compared the fees paid by the Funds to the fees paid by other clients of Q3 and considered the similarities and differences in services received by such other clients as compared to the services received by the Funds. The Board noted that each Fund’s fees were lower than the fees charged to SMA clients.

Fund Performance

The Board also considered, among other data, each Fund’s performance results during certain periods ended July 31, 2023, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Systematic Opportunities Fund’s performance was in the first and second quartile for the one- and three-year periods, respectively, and above the peer group median for each of those time periods. The Board further noted the impact of the change in the Systematic Opportunities Fund’s principal investment strategy on Fund performance. The Board noted that the Tactical Fund was in the third and fourth quartiles for the one- and three-year periods, respectively, and below the peer group median. The Board took into account the current market conditions in the equity, bond and Treasury markets and their impact on the Tactical Fund’s performance as discussed with Q3 during its presentation.

Economies of Scale

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that Q3 limited fees and/or reimbursed expenses for each Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board

34

Q3 ALL-SEASON FUNDS
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of a Fund increased. The Board noted that the advisory fee schedule for each Fund currently did not have breakpoints, and considered the Q3’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Q3 and the direct and indirect benefits derived by Q3 and its affiliates from their relationship with the Funds. The information considered by the Board included operating profit margin information for Q3’s business as a whole. The Board considered Q3’s commitment to contractually limit each Fund’s net operating expenses. The Board reviewed the profitability of Q3’s relationship with each Fund both before and after tax expenses, and also considered whether Q3 has the financial wherewithal to continue to provide services to the Funds, noting its ongoing commitment to provide support and resources to each Fund as needed.

Fall-Out Benefits

The Board also noted that Q3 derives benefits to its reputation and other benefits from its association with the Funds. The Board recognized that Q3 should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Q3’s level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Q3 demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Q3 maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Funds’ advisory fees are reasonable in light of the services received by the Funds from Q3 and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

35

Q3 ALL-SEASON FUNDS
BOARD OF TRUSTEES AND OFFICERS OF ULTIMUS MANAGERS TRUST (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise their day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

				Number of	Directorship(s)
				Funds in	of Public
				the Trust	Companies
	Length		Principal	Overseen	Held By
Name and	of Time	Position(s) held	Occupation(s)	By	Trustee During
Year of Birth	Served	with Trust	During Past 5 Years	Trustee	Past 5 Years
Interested Trustees:
David K. James* Year of Birth: 1970	April 2023 to present October 2022 to April 2023 July 2021 to October 2022	Trustee Assistant Secretary Secretary	Executive Vice President and Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC (“Ultimus”) and a member of the board of managers of Ultimus Fund Distributors, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC, each an affiliate of Ultimus (2018 to present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2009 to 2018)	31	Interested Trustee of 12 series of the Capitol Series Trust (a registered management company) (2021 to present)
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since 2016 Trustee (2016 to present)	Chairperson (2019 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	31	n/a

36

Q3 ALL-SEASON FUNDS
BOARD OF TRUSTEES AND OFFICERS OF ULTIMUS MANAGERS TRUST (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees (Continued):
Robert E. Morrison Year of Birth: 1957	Since 2019	Trustee (and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/ Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	31	n/a
Clifford N. Schireson Year of Birth: 1953	Since 2019	Trustee	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	31	Trustee of the San Diego City Employees’ Retirement System (2019 to present)
Keith Shintani Year of Birth: 1963	Since 2024	Trustee	Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022)	31	Trustee of the Matrix Advisors Fund Trust (2023 to present)
Jacqueline A. Williams Year of Birth: 1954	Since 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	31	n/a

*	Mr. James is considered an “interested person” of the Trust within the meaning of Section (2)(a)(19) of the Investment Company Act of 1940, as amended, because of his relationship with the Trust’s Administrator, Transfer Agent, and Distributor.

37

Q3 ALL-SEASON FUNDS
BOARD OF TRUSTEES AND OFFICERS OF ULTIMUS MANAGERS TRUST (Unaudited) (Continued)

Length
Name and	of Time	Position(s)
Year of Birth	Served	held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Todd E. Heim Year of Birth: 1967	2021 to present 2014 to 2021	President Vice President	Senior Vice President, Relationship Management (November 2023 to present), Vice President, Relationship Management (2018 to November 2023) and Assistant Vice President, Client Implementation Manager with Ultimus Fund Solutions, LLC (2014 to 2018)
Shannon Thibeaux- Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of State Street Bank (2013 to 2020)
Daniel D. Bauer Year of Birth: 1977	2024 to Present 2016 to 2024	Treasurer Assistant Treasurer	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Susan J. Bateman Year of Birth: 1966	2024 to present	Assistant Treasurer	Assistant Vice President of Financial Administration (2023 to present) and Assistant Vice President, Financial Administration (2018 to 2023) of Citi Fund Services, Inc.
Karen Jacoppo-Wood Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) and Vice President and Counsel (2014 to 2019) of State Street Bank and Trust Company

38

Q3 ALL-SEASON FUNDS
BOARD OF TRUSTEES AND OFFICERS OF ULTIMUS MANAGERS TRUST (Unaudited) (Continued)

Length
Name and	of Time	Position(s)
Year of Birth	Served	held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Natalie S. Anderson Year of Birth: 1975	2016 to present	Assistant Secretary	Legal Administration Manager (2016 to present) and Paralegal (2015 to 2016) of Ultimus Fund Solutions, LLC
Jesse Hallee Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 to 2019)
Gweneth K. Gosselink Year of Birth: 1955	2020 to present	Chief Compliance Officer	Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to present); CCO Consultant at GKG Consulting, LLC (2019 to 2021); Chief Operating Officer & CCO at Miles Capital, Inc. (2013 to 2019)
Martin Dean Year of Birth: 1963	2020 to present 2019 to 2020 2016 to 2017	Assistant Chief Compliance Officer Interim Chief Compliance Officer Assistant Chief Compliance Officer	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

Additional information about member of the Board and executive officers is available in the Funds’ Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll free 1-888-884-8099

39

Q3 ALL-SEASON FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Funds did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

40

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Q3-AR-23

Q3 All-Season Active Rotation ETF

(QVOY)

Annual Report

November 30, 2023

Q3 ALL-SEASON ACTIVE ROTATION ETF
LETTER TO SHAREHOLDERS (Unaudited)	November 30, 2023

Dear Shareholders:

This Annual Report for the Q3 All-Season Active Rotation ETF (QVOY or the “Fund”) covers the period from December 6, 2022 (Inception) to November 30, 2023. QVOY is an exchange-traded fund (“ETF”) advised by Q3 Asset Management and is actively managed using systematic, quantitative approaches to asset allocation in order to adjust to ever-evolving market environments.

Q3 All-Season Active Rotation ETF (QVOY)

The Fund had a gain of 11.19% during the period versus a gain of 7.8% for the Dow Jones Moderate Portfolio Index. The Fund’s investment objective seeks long-term growth of capital. Under normal circumstances, the Fund will invest primarily in shares of other investment companies, including ETFs, open-end mutual funds, and closed-end funds across four category “sleeves”: core equity, active equity, bonds, and alternatives.

The Active Rotation ETF invests in several underlying ETFs which are comprised of four distinct investment “sleeves.” The “Core Equity” component seeks to provide continued index-based domestic equity exposure. “Active Equity” investments draw from a universe of sector, subsector, international, and “smart-beta” ETFs. The “Fixed Income” sleeve is a collection of ETFs covering nearly every bond sector including high yields, municipals, emerging markets, and Treasuries. Finally, the “Alternative” portion of the portfolio includes ETFs that hold currencies, managed futures, long/short equity and metals. Each position in a sleeve is equally weighted. Collectively, the Fund draws from a universe of over 70 ETFs.

Performance attribution over the last year indicates that outsized returns were primarily generated from the Core Equity and Fixed Income portions of the ETF. Core Equity favored large caps and growth as those ETFs handily outpaced their mid/small cap and value counterparts.

The Active Equity sleeve was diversified across both growth and value-based sectors for much of the year. Holdings in oil services, technology and homebuilders provided a large portion of the excess returns for this portion of the Fund.

Beginning in 2023, the Fixed income sleeve continued to underperform as it did in 2022. Later in the year, however, bonds began a quick rally that continues to date. QVOY was able to sidestep much of the losses before the rally by avoiding longer-term bonds and focusing on floating rate and short-term Treasuries. While these did not add significant positive returns to the Fund, the sleeve outperformed bond benchmarks including the Bloomberg Aggregate Bond Index As the fixed income markets began to improve later in the year, the ETF began to gradually increase exposure to fixed income sectors such as high yield and corporates.

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The Alternative portion of the Fund, which comprises 15% of the total allocation of the Fund’s portfolio, was able to capitalize on an increase in the performance of gold early in the year and then follow that up with an investment in a Blockchain ETF , Amplify Transformational Data Sharing (BLOK), which rallied sharply in the early summer.

Overall, we are very pleased with the investment performance of the Fund as it was able to move into the strongest performers discussed above and avoid the laggards in the market. We believe that by monitoring the Fund on a weekly basis we are able to take advantage of both short-term and longer-term moves in the market which in our view is unique in the ETF market.

The All-Season Active Rotation ETF was designed to be a core holding in a portfolio as it is well diversified, and actively managed. The Fund is entirely systematic and quantitative in nature and, as such, human emotion is removed from investment decisions. Challenging market environments often lead investors to make decisions based on emotions. The All-Season Active Rotation ETF seeks to avoid this common investment pitfall by having the Fund rely on rules-based trading algorithms which have been developed using historical market data in an attempt to replicate any possible market environment moving forward.

If you have any questions about the Fund, please visit us at our website www.Q3AllSeasonFunds.com or email info@Q3Tactical.com

Very truly yours,

Brad Giaimo	Bruce Greig, CFA	Adam Quiring
Portfolio Manager	Portfolio Manager	Portfolio Manager

Q3 Asset Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1.888.348.1255.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy the Fund’s prospectus please visit the Fund’s website at www.Q3AllSeasonFunds.com and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They may

2

not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2023, please see the Schedule of Investments sections of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results

3

Q3 ALL-SEASON ACTIVE ROTATION ETF
PERFORMANCE INFORMATION
November 30, 2023 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Q3 All-Season Active Rotation ETF (Since Inception 12/06/2022) versus the Dow Jones Moderately Aggressive Portfolio Index

Total Returns (for the period ended November 30, 2023)

Since
Inception (a)
Q3 All-Season Active Rotation ETF (b)	11.19%
Q3 All-Season Active Rotation ETF - At Market Value (b)	11.19%
Dow Jones Moderately Aggressive Portfolio Index (c)	7.82%

(a)	Commencement of operations was December 6, 2022.

(b)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index risk level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

4

Q3 ALL-SEASON ACTIVE ROTATION ETF
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

Sector Diversification (% of Net Assets)

Top Ten Equity Holdings

% of Net
Security Description	Assets
Schwab U.S. Large-Cap Growth ETF	15.0%
Technology Select Sector SPDR Fund	14.3%
SPDR Dow Jones Industrial Average ETF Trust	13.9%
VanEck Gold Miners ETF	13.5%
Fidelity MSCI Communication Services Index ETF	13.0%
Energy Select Sector SPDR Fund	12.2%
Global X Uranium ETF	5.3%
Amplify Transformational Data Sharing ETF	4.2%
iMGP DBi Managed Futures Strategy ETF	4.0%
Vanguard Short-Term Corporate Bond ETF	1.3%

5

Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
November 30, 2023
EXCHANGE-TRADED FUNDS — 99.2%	Shares	Value
Amplify Transformational Data Sharing ETF (a)	125,000	$3,007,500
Energy Select Sector SPDR Fund	103,184	8,727,303
Fidelity MSCI Communication Services Index ETF	219,398	9,291,505
Global X Uranium ETF	132,326	3,832,161
iMGP DBi Managed Futures Strategy ETF	105,352	2,875,056
iShares 0-3 Month Treasury Bond ETF	9,261	932,861
iShares Broad USD High Yield Corporate Bond ETF	26,520	943,847
Schwab U.S. Large-Cap Growth ETF	134,789	10,729,204
SPDR Dow Jones Industrial Average ETF Trust	27,580	9,928,800
Technology Select Sector SPDR Fund	55,170	10,215,277
VanEck Gold Miners ETF	307,796	9,640,171
Vanguard Short-Term Corporate Bond ETF	12,646	966,407
Total Exchange-Traded Funds (Cost $69,147,012)		$71,090,092

Other Assets in Excess of Liabilities — 0.8%		569,378

Net Assets — 100.0%		$71,659,470

(a)	Non-income producing security.

See accompanying notes to financial statements.

6

Q3 ALL-SEASON ACTIVE ROTATION ETF
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023
ASSETS
Investments in securities:
At cost	$69,147,012
At value (Note 2)	$71,090,092
Cash (Note 2)	682,075
Receivable for investment securities sold	2,988,780
Dividends recievable	18,379
Other assets	1,790
Total assets	74,781,116

LIABILITIES
Payable for investment securities purchased	3,046,125
Payable to Adviser (Note 4)	35,541
Payable to administrator (Note 4)	7,244
Other accrued expenses and liabilities	32,736
Total liabilities	3,121,646

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—

NET ASSETS	$71,659,470

NET ASSETS CONSIST OF:
Paid-in capital	$66,202,377
Distributable earnings	5,457,093
NET ASSETS	$71,659,470

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,590,000

Net asset value, offering price and redemption price per share (Note 2)	$27.67

See accompanying notes to financial statements.

7

Q3 ALL-SEASON ACTIVE ROTATION ETF
STATEMENT OF OPERATIONS
Period Ended November 30, 2023(a)
INVESTMENT INCOME
Dividend income	$818,082

EXPENSES
Management fees (Note 4)	360,072
Administration fees (Note 4)	47,049
Legal fees	42,905
Custody fees	19,846
Trustees’ fees and expenses (Note 4)	19,507
Borrowing costs (Note 6)	18,237
Fund accounting fees (Note 4)	16,278
Compliance fees (Note 4)	16,000
Registration and filing fees	14,183
Transfer agent fees	9,996
Shareholder reporting expenses	6,791
Audit and tax services fees	189
Other expenses	30,568
Total expenses	601,621

NET INVESTMENT INCOME	216,461

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	3,512,508
Net realized gains from in-kind transactions (Note 3)	252,195
Net change in unrealized appreciation (depreciation) on investments	1,943,080
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,707,783

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,924,244

(a)	Represents the period from commencement of operations (December 6, 2022) through November 30, 2023.

See accompanying notes to financial statements.

8

Q3 ALL-SEASON ACTIVE ROTATION ETF
STATEMENT OF CHANGES IN NET ASSETS
Period Ended
November 30,
2023(a)
FROM OPERATIONS
Net investment income	$216,461
Net realized gains from investment transactions	3,512,508
Net realized gains from in-kind transactions (Note 3)	252,195
Net change in unrealized appreciation (depreciation) on investments	1,943,080
Net increase in net assets resulting from operations	5,924,244

FROM DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)	(225,959)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	77,184,137
Payments for shares redeemed	(11,222,952)
Net increase in net assets from capital share transactions	65,961,185

TOTAL INCREASE IN NET ASSETS	71,659,470

NET ASSETS
Beginning of period	—
End of period	$71,659,470

SHARE TRANSACTIONS
Shares issued	3,020,000
Shares redeemed	(430,000)
Net increase in shares outstanding	2,590,000
Shares outstanding at beginning of period	—
Shares outstanding at end of period	2,590,000

(a)	Represents the period from the commencement of operations (December 6, 2022) through November 30, 2023.

See accompanying notes to financial statements.

9

Q3 ALL-SEASON ACTIVE ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period:

	Period Ended
	November 30,
	2023(a)
Net asset value at beginning of period	$25.00
Income from investment operations:
Net investment income (b)(c)	0.10
Net realized and unrealized gains on investments	2.68
Total from investment operations	2.78
Less distributions to shareholders from:
Net investment income	(0.11)
Net asset value at end of period	$27.67
Market price at end of period	$27.67
Total return (d)	11.19	% (e)
Total return at market (f)	11.19	% (e)
Net assets at end of period (000’s)	$71,659
Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.08	% (h)(i)
Ratio of net investment income to average net assets (g)	0.39	% (h)(i)
Portfolio turnover rate (j)	581	% (e)

(a)	Represents the period from the commencement of operations (December 6, 2022) through November 30, 2023.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Not annualized.

(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Includes 0.03% of borrowing costs (Note 6).

(j)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions (Note 3).

See accompanying notes to financial statements.

10

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2023

1. Organization

Q3 All-Season Active Rotation ETF (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 6, 2022.

The Fund is an exchange-traded fund (“ETF”). The investment objective of the Fund is to achieve long-term growth of capital.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”.) The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued

11

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

at the securities last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Q3 Asset Management (the “Adviser”), as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$71,090,092	$—	$—	$71,090,092
Total	$71,090,092	$—	$—	$71,090,092

12

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2023.

Cash – The Fund’s cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balance reflected on the Statement of Assets and Liabilities for the Fund represents the amount held as of November 30, 2023.

Share valuation – Individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from

13

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the period ended November 30, 2023 was as follows:

Period	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
11/30/2023	$225,959	$—	$225,959

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information was computed on a tax basis for each item as of November 30, 2023:

Tax cost of investments	$69,249,688
Gross unrealized appreciation	$2,796,778
Gross unrealized depreciation	(956,374)
Net unrealized appreciation	1,840,404
Undistributed ordinary income	3,616,689
Distributable earnings	$5,457,093

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

Net qualified late year losses, incurred after December 31, 2022 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the period ended November 30, 2023, the Fund deferred $0 of late year ordinary losses to December 1, 2023 for federal tax purposes.

14

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

For the period ended November 30, 2023, the Fund reclassified $241,192 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended November 30, 2023, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the period ended November 30, 2023, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, amounted to $337,388,052 and $336,591,646, respectively. Purchases and sales of in-kind transactions for the period ended November 30, 2023 amounted to $75,574,833 and $10,988,929, respectively. There were realized gains of $252,195 from in-kind transactions during the period ended November 30, 2023.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.65% of average daily net assets. During the period ended November 30, 2023, the Adviser earned $360,072 of fees under the Investment Advisory Agreement.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2024, to reduce the management fees and to reimburse Fund expenses to the extent necessary to limit Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.09% of the Fund’s shares.

15

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. During the period ended November 30, 2023, the Advisor did not reduce Management fees or reimburse other Fund expenses.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is compensated by the Adviser for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund and the Audit Committee Chairperson who receives a $1,500 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

5. Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or “APs”) may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the Fund’s Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which

16

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the period ended November 30, 2023, the Fund received $11,000 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Change for Cash
Fee for In-Kind and Cash Purchases	Purchases*
$200	200 basis points (2.0)%

*	As a percentage of the amount invested.

6. Borrowing costs

From time to time the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Accordingly, during the period ended November 30, 2023, the Fund incurred $18,237 in borrowing costs charged by the custodian.

17

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Investments in Other Investments Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of November 30, 2023, the Fund had 99.2% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On December 28, 2023 the Fund paid an ordinary dividend of $0.0532 per share and a short-term capital gain of $1.6028 per share to shareholders of record on December 29, 2023.

18

Q3 ALL-SEASON ACTIVE ROTATION ETF
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Q3 All Season Active Rotation ETF and
Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Q3 All Season Active Rotation ETF (the “Fund”), a series of Ultimus Managers Trust, as of November 30, 2023, the related statements of operations and changes in net assets, and the financial highlights for the period December 6, 2022 (commencement of operations) through November 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period December 6, 2022 (commencement of operations) through November 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

19

Q3 ALL-SEASON ACTIVE ROTATION ETF
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 29, 2024

20

Q3 ALL-SEASON ACTIVE ROTATION ETF
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you may incur two types of costs: (1) transactions costs, including commissions on trading, as applicable; and (2) ongoing costs, including investment advisory fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2023) and held until the end of the period (November 30, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

21

Q3 ALL-SEASON ACTIVE ROTATION ETF
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

		Ending
	Beginning	Account Value	Net	Expenses
	Account Value	November 30,	Expense	Paid During
	June 1, 2023	2023	Ratio(a)	Period (b)
Q3 All-Season Active Rotation ETF
Based on Actual Fund Return	$1,000.00	$1,080.00	1.06%	$5.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.75	1.06%	$5.37

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), for Actual and Hypothectical Return information, respectively.

22

Q3 ALL-SEASON ACTIVE ROTATION ETF
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-348-1255, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge upon request by calling toll-free 1-888-348-1255, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-348-1255. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website at www.q3allseasonfunds.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 4.66% of their ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the fiscal year ended November 30, 2023, the percentage of ordinary income dividends qualified for the corporate dividends receivable deduction for the Fund was 2.07%.

23

Q3 ALL-SEASON ACTIVE ROTATION ETF
BOARD OF TRUSTEES AND OFFICERS OF
ULTIMUS MANAGERS TRUST (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise their day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Interested Trustees:
David K. James* Year of Birth: 1970	April 2023 to present October 2022 to April 2023 July 2021 to October 2022	Trustee Assistant Secretary Secretary	Executive Vice President and Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC (“Ultimus”) and a member of the board of managers of Ultimus Fund Distributors, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC, each an affiliate of Ultimus (2018 to present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2009 to 2018)	31	Interested Trustee of 12 series of the Capitol Series Trust (a registered management company) (2021 to present)
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	31	n/a

24

Q3 ALL-SEASON ACTIVE ROTATION ETF
BOARD OF TRUSTEES AND OFFICERS OF
ULTIMUS MANAGERS TRUST (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees (Continued):
David M. Deptula Year of Birth: 1958	Since 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016	31	n/a
Robert E. Morrison Year of Birth: 1957	Since 2019	Trustee (and previously 2012 to 2024)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/ Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	31	n/a
Clifford N. Schireson Year of Birth: 1953	Since 2019	Trustee	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	31	Trustee of the San Diego City Employees’ Retirement System (2019 to present)
Keith Shintani Year of Birth: 1963	Since 2024	Trustee	Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022)	31	Trustee of the Matrix Advisors Fund Trust (2023 to present)

25

Q3 ALL-SEASON ACTIVE ROTATION ETF
BOARD OF TRUSTEES AND OFFICERS OF
ULTIMUS MANAGERS TRUST (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees (Continued):
Jacqueline A. Williams Year of Birth: 1954	Since 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	31	n/a

*	Mr. James is considered an “interested person” of the Trust within the meaning of Section (2)(a)(19) of the Investment Company Act of 1940, as amended, because of his relationship with the Trust’s Administrator, Transfer Agent, and Distributor.

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Todd E. Heim Year of Birth: 1967	2021 to present 2014 to 2021	President Vice President	Senior Vice President, Relationship Management (November 2023 to present), Vice President, Relationship Management (2018 to November 2023) and Assistant Vice President, Client Implementation Manager with Ultimus Fund Solutions, LLC (2014 to 2018)
Shannon Thibeaux- Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of State Street Bank (2013 to 2020)
Daniel D. Bauer Year of Birth: 1977	2024 to present 2016 to 2024	Treasurer Assistant Treasurer	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC

26

Q3 ALL-SEASON ACTIVE ROTATION ETF

BOARD OF TRUSTEES AND OFFICERS OF

ULTIMUS MANAGERS TRUST (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Susan J. Bateman Year of Birth: 1966	2024 to present	Assistant Treasurer	Assistant Vice President of Financial Administration (2024 to present) and Assistant Vice President, Financial Administration (2018 to 2023) of Citi Fund Services, Inc.
Karen Jacoppo-Wood Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) and Vice President and Counsel (2014 to 2019) of State Street Bank and Trust Company
Natalie S. Anderson Year of Birth: 1975	2016 to present	Assistant Secretary	Legal Administration Manager (2016 to present) and Paralegal (2015 to 2016) of Ultimus Fund Solutions, LLC
Jesse Hallee Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 to 2019)
Gweneth K. Gosselink Year of Birth: 1955	2020 to present	Chief Compliance Officer	Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to present); CCO Consultant at GKG Consulting, LLC (2019 to 2021); Chief Operating Officer & CCO at Miles Capital, Inc. (2013 to 2019)
Martin Dean Year of Birth: 1963	2020 to present 2019 to 2020 2016 to 2017	Assistant Chief Compliance Officer Interim Chief Compliance Officer Assistant Chief Compliance Officer	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

Additional information about member of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll free 1-888-348-1255.

27

Q3 ALL-SEASON ACTIVE ROTATION ETF
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

28

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Q3-AR-23

U.S. VALUE ETF
(USVT)

Annual Report
November 30, 2023

U.S. VALUE ETF	November 30, 2023
LETTER TO SHAREHOLDERS	(Unaudited)

Dear Fellow Shareholders,

Enclosed is the Annual Report to shareholders of U.S. Value ETF (“USVT” or the “Fund”). We would like to thank you for your investment.

U.S Value ETF

The Fund is designed for those seeking value exposure through a passive management process. USVT aims to track the investment results (before fees and expenses) of the Lyrical U.S. Value Index (the “Index”). The Index, developed by Lyrical Asset Management LP, seeks to represent the potential benefits of deep value investing by using proprietary investment screens to identify the most inexpensive quintile of 200 stocks from a universe of potential investment candidates of the top 1,000 US stocks by market capitalization, based on one year forward median analyst projected price to earnings ratio.

Since its launch on September 13, 2021 through November 30, 2023, USVT has produced a cumulative total return of +11.98%, compared to the Index return of +12.04%, and to the +16.21% cumulative total return for S&P 500® Value Index (the “S&P 500 Value”). For the twelve months ended November 30, 2023, USVT produced a total return of +0.31% compared to the total return for the S&P 500 Value of +11.29%. Over this same period, 51% of USVT’s investments have posted gains and 27% outperformed the S&P 500® Value Index as a whole.

As of November 30, 2023, the valuation of our portfolio is 7.9x the next twelve months consensus earnings. The S&P 500® Value Index has a valuation of 17.0x earnings on this same basis, a premium of 115.19% over the Fund.

Our passive approach does not limit portfolio exposure to any sector nor attempt to track the S&P 500 Value index in any way. Over the last year the main drivers of underperformance of USVT vs the S&P 500 Value was being overweight to the financial sector and underweight in information technology. In addition, USVT did not hold MSFT, META, or AMZN which were outsized contributors to the S&P 500 Value index return over the last year.

Thank you for your continued trust and interest in USVT.

Sincerely,

Lyrical Asset Management LP

1

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the fund carefully before investing. The fund’s prospectus contains this and other important information. To obtain a copy of the fund’s prospectus please visit the fund’s website at www.usvalueetf.com or call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The fund is distributed by Ultimus Fund Distributors, LLC.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

2

U.S. VALUE ETF
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
U.S. Value ETF (since inception on 09/13/2021) versus the
S&P 500® Value Index and the Lyrical U.S. Value Index

Average Annual Total Returns (for the periods ended November 30, 2023)

		Since
	1 Year	Inception (a)
U.S. Value ETF (b)	0.31%	5.24%
U.S. Value ETF - At Market Value (b)	0.42%	5.24%
S&P 500® Value Index (c)	11.29%	7.02%
Lyrical U.S. Value Index (d)	0.82%	5.84%

(a)	Inception date of the Fund was September 13, 2021. The commencement of operations was September 14, 2021.

(b)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The S&P 500® Value Index measure value stocks using three factors: the ratios of book value, earnings, and sales to price. Constituents are drawn from the S&P 500® Index. The Index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

(d)	The Lyrical U.S. Value Index creation process begins with the assessment of the top 1,000 U.S. stocks by market capitalization and then uses an investment screen to cull the universe to 200. Generally, the approach emphasizes analyst projections for one-year-forward price-to-earnings ratios. On each quarterly rebalance, each stock in the cheapest quintile is equally weighted in the ETF.

3

U.S. VALUE ETF
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

U.S. Value ETF vs. S&P 500® Value Index Sector Diversification

Top Ten Equity Holdings

% of
Security Description	Net Assets
PVH Corporation	0.6%
Expedia Group, Inc.	0.6%
AES Corporation (The)	0.6%
Tenet Healthcare Corporation	0.6%
Gen Digital, Inc.	0.6%
Endeavor Group Holdings, Inc. - Class A	0.6%
D.R. Horton, Inc.	0.6%
Crocs, Inc.	0.6%
Meritage Homes Corporation	0.6%
Verizon Communications, Inc.	0.6%

4

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS
November 30, 2023
COMMON STOCKS — 98.4%	Shares	Value
Communications — 4.3%
Advertising & Marketing — 1.0%
Interpublic Group of Companies, Inc. (The)	995	$30,586
Omnicom Group, Inc.	384	30,962
		61,548
Entertainment Content — 1.1%
Endeavor Group Holdings, Inc. - Class A	1,492	36,271
Fox Corporation - Class A	945	27,915
		64,186
Internet Media & Services — 0.6%
Expedia Group, Inc. (a)	283	38,539

Publishing & Broadcasting — 0.5%
Nexstar Media Group, Inc.	208	29,521

Telecommunications — 1.1%
AT&T, Inc.	2,011	33,322
Verizon Communications, Inc.	940	36,031
		69,353
Consumer Discretionary — 14.5%
Apparel & Textile Products — 2.3%
Crocs, Inc. (a)	343	36,224
PVH Corporation	407	39,797
Tapestry, Inc.	1,061	33,602
VF Corporation	1,899	31,770
		141,393
Automotive — 2.2%
BorgWarner, Inc.	740	24,931
Ford Motor Company	2,421	24,839
General Motors Company	958	30,273
Harley-Davidson, Inc.	971	29,120
Lear Corporation	213	28,489
		137,652
E-Commerce Discretionary — 0.4%
eBay, Inc.	682	27,969

Home & Office Products — 0.4%
Whirlpool Corporation	235	25,592

Home Construction — 3.9%
D.R. Horton, Inc.	284	36,257

5

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Consumer Discretionary — 14.5% (Continued)
Home Construction — 3.9% (Continued)
Lennar Corporation - Class A	268	$34,283
Meritage Homes Corporation	256	36,173
Mohawk Industries, Inc. (a)	365	32,233
PulteGroup, Inc.	404	35,722
Taylor Morrison Home Corporation (a)	711	32,066
Toll Brothers, Inc.	409	35,129
		241,863
Leisure Facilities & Services — 0.9%
Boyd Gaming Corporation	487	28,758
Hilton Grand Vacations, Inc. (a)	774	26,517
		55,275
Leisure Products — 0.9%
Brunswick Corporation	392	30,918
Polaris, Inc.	301	24,823
		55,741
Retail - Discretionary — 3.5%
Asbury Automotive Group, Inc. (a)	137	28,745
AutoNation, Inc. (a)	213	28,813
Avis Budget Group, Inc. (a)	162	29,622
Bath & Body Works, Inc.	945	30,825
Builders FirstSource, Inc. (a)	250	33,527
Dick’s Sporting Goods, Inc.	275	35,777
Lithia Motors, Inc.	107	28,568
		215,877
Consumer Staples — 3.2%
Food — 0.9%
Conagra Brands, Inc.	1,091	30,865
Darling Ingredients, Inc. (a)	644	28,252
		59,117
Retail - Consumer Staples — 1.3%
Albertsons Companies, Inc. - Class A	1,278	27,822
Kroger Company (The)	656	29,040
Walgreens Boots Alliance, Inc.	1,201	23,948
		80,810
Tobacco & Cannabis — 0.5%
Altria Group, Inc.	688	28,924

Wholesale - Consumer Staples — 0.5%
Bunge Global S.A.	287	31,533

6

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Energy — 12.3%
Oil & Gas Producers — 11.9%
APA Corporation	741	$26,676
Chord Energy Corporation	178	28,861
Civitas Resources, Inc.	394	27,064
Coterra Energy, Inc.	1,017	26,696
Devon Energy Corporation	622	27,971
Diamondback Energy, Inc.	179	27,639
Energy Transfer, L.P.	2,110	29,308
EOG Resources, Inc.	225	27,691
EQT Corporation	669	26,733
HF Sinclair Corporation	544	28,549
Magnolia Oil & Gas Corporation - Class A	1,277	27,456
Marathon Oil Corporation	1,084	27,566
Marathon Petroleum Corporation	197	29,390
Matador Resources Company	479	27,725
MPLX, L.P.	811	29,569
Murphy Oil Corporation	644	27,544
New Fortress Energy, Inc.	873	33,593
Ovintiv, Inc.	599	26,560
PBF Energy, Inc. - Class A	620	27,528
Permian Resources Corporation	2,069	27,187
Phillips 66	262	33,769
Pioneer Natural Resources Company	121	28,028
SM Energy Company	725	27,151
Southwestern Energy Company (a)	4,409	29,055
Valero Energy Corporation	230	28,833
Western Midstream Partners, L.P.	1,069	31,878
		740,020
Oil & Gas Services & Equipment — 0.4%
Patterson-UTI Energy, Inc.	2,175	25,469

Financials — 36.9%
Asset Management — 3.5%
Affiliated Managers Group, Inc.	228	30,905
Ameriprise Financial, Inc.	89	31,462
Blue Owl Capital Corporation	2,151	31,534
Carlyle Group, Inc. (The)	976	33,457
Franklin Resources, Inc.	1,270	31,496
Invesco Ltd.	2,181	31,123
Stifel Financial Corporation	493	30,083
		220,060

7

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Financials — 36.9% (Continued)
Banking — 15.9%
Bank of America Corporation	1,080	$32,929
Bank OZK	785	32,860
BOK Financial Corporation	380	27,273
Citigroup, Inc.	700	32,270
Citizens Financial Group, Inc.	1,102	30,052
Columbia Banking System, Inc.	1,449	32,501
Comerica, Inc.	697	31,518
Credicorp Ltd.	232	29,123
East West Bancorp, Inc.	567	35,675
Fifth Third Bancorp	1,186	34,335
First Citizens BancShares, Inc. - Class A	22	32,294
First Horizon Corporation	2,772	35,453
Huntington Bancshares, Inc.	2,897	32,620
JPMorgan Chase & Company	199	31,060
KeyCorp	2,762	34,221
M&T Bank Corporation	235	30,120
New York Community Bancorp, Inc.	2,736	25,746
Old National Bancorp	2,043	30,420
Pinnacle Financial Partners, Inc.	428	31,060
PNC Financial Services Group, Inc. (The)	239	32,016
Popular, Inc.	456	33,648
Regions Financial Corporation	1,784	29,757
SouthState Corporation	428	31,693
Truist Financial Corporation	1,006	32,333
US Bancorp	901	34,346
Valley National Bancorp	3,509	31,932
Webster Financial Corporation	736	33,010
Wells Fargo & Company	731	32,595
Western Alliance Bancorp	639	32,730
Wintrust Financial Corporation	389	33,326
Zions Bancorporation N.A.	825	29,395
		988,311
Institutional Financial Services — 1.6%
Bank of New York Mellon Corporation (The)	704	34,018
Goldman Sachs Group, Inc. (The)	94	32,105
State Street Corporation	453	32,987
		99,110
Insurance — 8.8%
American Equity Investment Life Holding Company	542	29,897
American Financial Group, Inc.	265	30,313
American International Group, Inc.	475	31,260

8

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Financials — 36.9% (Continued)
Insurance — 8.8% (Continued)
Axis Capital Holdings Ltd.	510	$28,733
CNA Financial Corporation	727	30,629
Corebridge Financial, Inc.	1,413	29,715
Equitable Holdings, Inc.	1,052	32,286
Everest Group Ltd.	74	30,381
Globe Life, Inc.	256	31,521
Hartford Financial Services Group, Inc. (The)	414	32,358
Lincoln National Corporation	1,227	29,178
MetLife, Inc.	465	29,588
Principal Financial Group, Inc.	416	30,713
Prudential Financial, Inc.	309	30,214
Reinsurance Group of America, Inc.	200	32,613
RenaissanceRe Holdings Ltd.	135	28,939
Unum Group	580	24,940
Voya Financial, Inc.	440	31,464
		544,742
Specialty Finance — 7.1%
AerCap Holdings N.V. (a)	485	33,087
AGNC Investment Corporation	3,254	28,700
Air Lease Corporation	796	30,877
Ally Financial, Inc.	1,177	34,392
Annaly Capital Management, Inc.	1,634	29,526
Capital One Financial Corporation	300	33,498
Discover Financial Services	320	29,760
Essent Group Ltd.	598	28,907
Fidelity National Financial, Inc.	739	33,137
MGIC Investment Corporation	1,667	29,323
OneMain Holdings, Inc.	752	31,810
Rithm Capital Corporation	3,114	32,323
Starwood Property Trust, Inc.	1,516	30,123
Synchrony Financial	987	31,939
		437,402
Health Care — 3.6%
Biotech & Pharma — 2.5%
Bristol-Myers Squibb Company	516	25,480
Jazz Pharmaceuticals plc (a)	227	26,838
Organon & Company	1,746	19,765
Royalty Pharma plc - Class A	1,072	29,019
United Therapeutics Corporation (a)	125	30,000
Viatris, Inc.	3,071	28,192
		159,294

9

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Health Care — 3.6% (Continued)
Health Care Facilities & Services — 1.1%
CVS Health Corporation	410	$27,860
Tenet Healthcare Corporation (a)	550	37,955
		65,815
Industrials — 7.1%
Commercial Support Services — 0.5%
H&R Block, Inc.	675	30,659

Diversified Industrials — 0.5%
3M Company	326	32,297

Electrical Equipment — 1.3%
Atkore, Inc. (a)	203	26,370
Sensata Technologies Holding plc	777	25,260
Vontier Corporation	931	31,402
		83,032
Industrial Intermediate Prod — 0.5%
Timken Company (The)	404	29,250

Industrial Support Services — 0.5%
WESCO International, Inc.	200	31,170

Machinery — 0.9%
AGCO Corporation	240	27,247
CNH Industrial N.V.	2,444	26,249
		53,496
Transportation & Logistics — 2.5%
Alaska Air Group, Inc. (a)	864	32,667
American Airlines Group, Inc. (a)	2,409	29,944
Delta Air Lines, Inc.	827	30,540
Ryder System, Inc.	283	30,321
United Airlines Holdings, Inc. (a)	730	28,762
		152,234
Transportation Equipment — 0.4%
Allison Transmission Holdings, Inc.	489	26,152

Materials — 6.3%
Chemicals — 2.7%
Albemarle Corporation	170	20,616
Eastman Chemical Company	397	33,280
FMC Corporation	470	25,220
LyondellBasell Industries N.V. - Class A	314	29,861

10

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Materials — 6.3% (Continued)
Chemicals — 2.7% (Continued)
Mosaic Company (The)	804	$28,856
Olin Corporation	601	28,331
		166,164
Construction Materials — 0.5%
Owens Corning	225	30,506

Containers & Packaging — 1.6%
Berry Global Group, Inc.	522	34,515
Graphic Packaging Holding Company	1,393	31,579
Sonoco Products Company	554	30,559
		96,653
Metals & Mining — 0.5%
Cleveland-Cliffs, Inc. (a)	1,888	32,398

Steel — 1.0%
Commercial Metals Company	665	30,144
Steel Dynamics, Inc.	275	32,761
		62,905
Real Estate — 1.1%
Real Estate Services — 0.5%
Jones Lang LaSalle, Inc. (a)	217	33,748

REITs — 0.6%
Spirit Realty Capital, Inc.	865	35,725

Technology — 6.5%
Semiconductors — 0.6%
Amkor Technology, Inc.	1,240	34,931

Software — 1.1%
Clarivate plc (a)	4,304	33,399
Gen Digital, Inc.	1,679	37,072
		70,471
Technology Hardware — 2.4%
Arrow Electronics, Inc. (a)	251	29,759
Avnet, Inc.	605	28,290
Hewlett Packard Enterprise Company	1,714	28,984
HP, Inc.	1,086	31,863
TD SYNNEX Corporation	307	30,282
		149,178

11

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Technology — 6.5% (Continued)
Technology Services — 2.4%
Dun & Bradstreet Holdings, Inc.	3,046	$32,257
DXC Technology Company (a)	1,309	30,277
Fidelity National Information Services, Inc.	563	33,014
Global Payments, Inc.	255	29,692
Western Union Company (The)	2,220	25,819
		151,059
Utilities — 2.6%
Electric Utilities — 1.7%
AES Corporation (The)	2,226	38,309
NRG Energy, Inc.	702	33,584
Vistra Corporation	914	32,365
		104,258
Gas & Water Utilities — 0.9%
National Fuel Gas Company	536	27,223
UGI Corporation	1,366	30,039
		57,262

Investments at Value — 98.4% (Cost $6,232,946)		$6,108,664

Other Assets in Excess of Liabilities — 1.6%		97,260

Net Assets — 100.0%		$6,205,924

N.A. - National Association

N.V. - Naamloze Vennootschap

plc - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Societe Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

12

U.S. VALUE ETF
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023
ASSETS
Investments in securities:
At cost	$6,232,946
At value (Note 2)	$6,108,664
Cash (Note 2)	93,585
Receivable from Adviser (Note 4)	11,206
Dividends receivable	14,463
Other assets	1,587
Total assets	6,229,505

LIABILITIES
Payable to administrator (Note 4)	5,332
Other accrued expenses and liabilities	18,249
Total liabilities	23,581
CONTINGENCIES AND COMMITMENTS (NOTE 7)	—
NET ASSETS	$6,205,924

NET ASSETS CONSIST OF:
Paid-in capital	$6,221,796
Accumulated deficit	(15,872)
NET ASSETS	$6,205,924

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	225,000

Net asset value, offering price and redemption price per share (Note 2)	$27.58

See accompanying notes to financial statements.

13

U.S. VALUE ETF
STATEMENT OF OPERATIONS
Year Ended November 30, 2023
INVESTMENT INCOME
Dividend income	$295,437
Foreign withholding taxes on dividends	(120)
Total investment income	295,317

EXPENSES
Administration fees (Note 4)	52,145
Management fees (Note 4)	42,910
Custody fees	28,124
Legal fees	23,195
Trustees’ fees and expenses (Note 4)	19,764
Audit and tax services fees	15,189
Postage and supplies	13,109
Compliance fees and expenses (Note 4)	12,141
Transfer agent fees	9,999
Registration and filing fees	8,342
Excise tax (Note 2)	379
Other expenses	17,439
Total expenses	242,736
Less fees reduced and expenses reimbursed by Adviser (Note 4)	(195,764)
Net expenses	46,972

NET INVESTMENT INCOME	248,345

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	26,253
In-kind redemptions (Note 3)	367,570
Foreign currency transactions	(7)
Net change in unrealized appreciation (depreciation) on investments	(1,237,606)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(843,790)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(595,445)

See accompanying notes to financial statements.

14

U.S. VALUE ETF
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	November 30,	November 30,
	2023	2022
FROM OPERATIONS
Net investment income	$248,345	$166,296
Net realized gains (losses) from:
Investments	26,253	(127,161)
In-kind redemptions (Note 3)	367,570	—
Foreign currency transactions	(7)	17
Net change in unrealized appreciation (depreciation) on investments	(1,237,606)	1,181,070
Net increase (decrease) in net assets resulting from operations	(595,445)	1,220,222

FROM DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)	(180,300)	(18,687)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	5,195,850	11,607,421
Payments for shares redeemed	(14,171,576)	—
Net increase (decrease) in net assets for capital share transactions	(8,975,726)	11,607,421

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,751,471)	12,808,956

NET ASSETS
Beginning of year	15,957,395	3,148,439
End of year	$6,205,924	$15,957,395

SHARE TRANSACTIONS
Shares issued	200,000	450,000
Shares redeemed	(550,000)	—
Net increase (decrease) in shares outstanding	(350,000)	450,000
Shares outstanding at beginning of year	575,000	125,000
Shares outstanding at end of year	225,000	575,000

See accompanying notes to financial statements.

15

U.S. VALUE ETF
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period:

	Year Ended	Year Ended	Period Ended
	Nov. 30,	Nov. 30,	Nov. 30,
	2023	2022	2021 (a)
Net asset value at beginning of period	$27.75	$25.19	$25.00
Income (loss) from investment operations:
Net investment income (b)	0.69	0.65	0.13
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.62)	2.06	0.06	(c)
Total from investment operations	0.07	2.71	0.19
Less distributions to shareholders from:
Net investment income	(0.24)	(0.15)	—
Net asset value at end of period	$27.58	$27.75	$25.19
Market price at end of period	$27.58	$27.73	$25.21
Total return (d)	0.31%	10.79%	0.76	% (e)
Total return at market (f)	0.42%	10.58%	0.84	% (e)
Net assets at end of period (000’s)	$6,206	$15,957	$3,148
Ratios/supplementary data:
Ratio of total expenses to average net assets	2.55%	3.47%	10.04	% (g)
Ratio of net expenses to average net assets (h)	0.49%	0.49%	0.49	% (g)
Ratio of net investment income to average net assets (h)	2.61%	2.51%	2.31	% (g)
Portfolio turnover rate (i)	82%	77%	23	% (e)

(a)	Represents the period from the commencement of operations (September 14, 2021) through November 30, 2021.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Not annualized.

(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g)	Annualized.

(h)	Ratio was determined after fee reductions and expense reimbursements (Note 4).

(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

16

U.S. VALUE ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2023

1. Organization

U.S. Value ETF (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The Fund is an exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Lyrical U.S. Value Index.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares, (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts that differ from a Creation Unit.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When

17

U.S. VALUE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Lyrical Asset Management L.P. (the “Adviser”), as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,108,664	$—	$—	$6,108,664
Total	$6,108,664	$—	$—	$6,108,664

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended November 30, 2023.

18

U.S. VALUE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

Cash – The Fund’s cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balance reflected on the Statement of Assets and Liabilities for the Fund represents the amount held as of November 30, 2023.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the assets, less the liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the years ended November 30, 2023 and 2022 were as follows:

		Long-Term	Total
Year Ended	Ordinary Income	Capital Gains	Distributions
11/30/2023	$180,300	$—	$180,300
11/30/2022	18,659	28	18,687

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

19

U.S. VALUE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information was computed on a tax basis for each item as of November 30, 2023, the Fund’s most recent fiscal year end:

Tax cost of portfolio investments	$6,206,009
Gross unrealized appreciation	$426,607
Gross unrealized depreciation	(523,952)
Net unrealized appreciation (depreciation)	(97,345)
Undistributed ordinary income	165,158
Accumulated capital and other losses	(83,685)
Accumulated deficit	$(15,872)

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral losses on wash sales, C Corp return of capital, publicly traded partnerships and real estate investment trusts.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations. These permanent differences that are credited or charged to Paid in Capital and distributable earnings/(loss) as of November 30, 2023 are primarily related to redemptions in-kind, non-deductible partnership expenses, and non-deductible excise tax. For the year ended November 30, 2023, the Fund reclassified $388,617 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and income tax requirements, had no effect on the Fund’s NAV per share.

20

U.S. VALUE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

As of November 30, 2023, the Fund had the following capital loss carryforwards for federal tax purposes, which may be carried forward indefinitely of $83,685 long-term. These capital loss carryforwards are available to offset net realized capital gains in future years, thereby reducing taxable gain distributions.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended November 30, 2023, the Fund paid $379 in excise tax.

3. Investment Transactions

During the year ended November 30, 2023, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, amounted to $7,603,566 and $7,525,944, respectively. Purchases and sales of in-kind transactions for the year ended November 30, 2023 amounted to $5,125,581 and $13,987,612, respectively. There were realized gains of $367,570 from in-kind transactions during the year ended November 30, 2023.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.45% of average daily net assets. During the year ended November 30, 2023, the Adviser earned $42,910 of fees under the Investment Advisory Agreement.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until July 30, 2024, to reduce the management fees and reimburse other operating expenses to limit total annual operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.49% of the average daily net assets of the Fund’s shares.

21

U.S. VALUE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

Accordingly, during the year ended November 30, 2023, the Adviser did not collect any of its management fees from the Fund and reimbursed other operating expenses of $152,854.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2023, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

November 30, 2024	November 30, 2025	November 30, 2026	Total
$43,752	$197,434	$195,764	$436,950

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and compliance services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund, and the Audit Committee Chairperson who receives a $1,500 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

5. Capital Share Transactions

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” of 25,000 shares. Only Authorized Participants (“APs”) or transactions done through an Authorized Participant (“AP”) are permitted to

22

U.S. VALUE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

purchase or redeem Creation Units from the Fund. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations. The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the year ended November 30, 2023, the Fund received $5,600 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable
Fee for In-Kind and Cash Purchases	Change for Cash Purchases*
$800	2.00%*

*	As a percentage of the amount invested.

6. Investment Risks

ETF Risk

The NAV of the Fund can fluctuate up or down, and a shareholder could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the

23

U.S. VALUE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2023, the Fund had 36.9% of the value of its net assets invested in stocks within the Financials sector.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events, except for the following:

On December 28, 2023 the Fund paid an ordinary dividend of $0.8232 per share to shareholders of record on December 29, 2023.

24

U.S. VALUE ETF
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of U.S. Value ETF and
Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Value ETF (the “Fund”), a series of Ultimus Managers Trust, as of November 30, 2023, the related statements of operations and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial statements and financial highlights of the Fund for the year and periods ended November 30, 2022, and prior, were audited by another auditor whose report, dated January 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

25

U.S. VALUE ETF
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 29, 2024

26

U.S. VALUE ETF
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you may incur two types of costs: (1) transactions costs, including commissions on trading, as applicable; and (2) ongoing costs, including investment advisory fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2023) and held until the end of the period (November 30, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

27

U.S. VALUE ETF
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending	Net	Expenses
	Account Value	Account Value	Expense	Paid During
	June 1, 2023	November 30, 2023	Ratio(a)	Period(b)
Based on Actual Fund Return	$1,000.00	$1,132.20	0.50%	$2.67
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.56	0.50%	$2.54

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

28

U.S. VALUE ETF
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-833-825-8383, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge upon request by calling toll-free 1-833-825-8383, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-833-825-8383. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website at www.usvalueetf.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100.00% of their ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the fiscal year ended November 30, 2023, the percentage of ordinary income dividends qualified for the corporate dividends receivable deduction for the Fund was 100.00%.

29

U.S. VALUE ETF
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise their day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Interested Trustees:
David K. James* Year of Birth: 1970	April 2023 to present October 2022 to April 2023 July 2021 to October 2022	Trustee Assistant Secretary Secretary	Executive Vice President and Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC (“Ultimus”) and a member of the board of managers of Ultimus Fund Distributors, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC, each an affiliate of Ultimus (2018 to present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2009 to 2018)	31	Interested Trustee of 12 series of the Capitol Series Trust (a registered management company) (2021 to present)
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	31	n/a

30

U.S. VALUE ETF
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees (Continued):
Robert E. Morrison Year of Birth: 1957	Since 2019	Trustee (and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	31	n/a
Clifford N. Schireson Year of Birth: 1953	Since 2019	Trustee	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	31	Trustee of the San Diego City Employees’ Retirement System (2019 to present)
Keith Shintani Year of Birth: 1963	Since 2024	Trustee	Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022)	31	Trustee of the Matrix Advisors Fund Trust (2023 to present)
Jacqueline A. Williams Year of Birth: 1954	Since 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	31	n/a

*	Mr. James is considered an “interested person” of the Trust within the meaning of Section (2)(a)(19) of the Investment Company Act of 1940, as amended, because of his relationship with the Trust’s Administrator, Transfer Agent, and Distributor.

31

U.S. VALUE ETF

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Todd E. Heim Year of Birth: 1967	2021 to present 2014 to 2021	President Vice President	Senior Vice President, Relationship Management (November 2023 to present), Vice President, Relationship Management (2018 to November 2023) and Assistant Vice President, Client Implementation Manager with Ultimus Fund Solutions, LLC (2014 to 2018)
Shannon Thibeaux-Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of State Street Bank (2013 to 2020)
Daniel D. Bauer Year of Birth: 1977	2024 to present 2016 to 2024	Treasurer Assistant Treasurer	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Susan J. Bateman Year of Birth: 1966	2024 to present	Assistant Treasurer	Assistant Vice President of Financial Administration (2023 to present) and Assistant Vice President, Financial Administration (2018 to 2023) of Citi Fund Services, Inc.
Karen Jacoppo-Wood Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) and Vice President and Counsel (2014 to 2019) of State Street Bank and Trust Company
Natalie S. Anderson Year of Birth: 1975	2016 to present	Assistant Secretary	Legal Administration Manager (2016 to present) and Paralegal (2015 to 2016) of Ultimus Fund Solutions, LLC
Jesse Hallee Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 to 2019)

32

U.S. VALUE ETF

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (continued):
Gweneth K. Gosselink Year of Birth: 1955	2020 to present	Chief Compliance Officer	Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to present); CCO Consultant at GKG Consulting, LLC (2019 to 2021); Chief Operating Officer & CCO at Miles Capital, Inc. (2013 to 2019)
Martin Dean Year of Birth: 1963	2020 to present 2019 to 2020 2016 to 2017	Assistant Chief Compliance Officer Interim Chief Compliance Officer Assistant Chief Compliance Officer	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

Additional information about member of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll free 1-833-825-8383.

33

U.S. VALUE ETF
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

34

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(b)	Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $80,900 and $65,000 with respect to the registrant’s fiscal years ended November 30, 2023 and November 30, 2022, respectively.
(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $19,000 and $15,400 with respect to the registrant’s fiscal years ended November 30, 2023 and November 30, 2022, respectively. The services comprising these fees relate to tax preparation of the registrant’s federal income and excise tax returns.
(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) During the fiscal years ended November 30, 2023 and 2022, aggregate non-audit fees of $19,000 and $15,400, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.
(i)	Not applicable
(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Janine L. Cohen, Robert E. Morrison, Clifford N. Schireson, Keith Schintani and Jacqueline A. Williams

Item 6.	Schedule of Investments.

(a)       Not applicable [schedule filed with Item 1]

(b)       Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH Code of Ethics

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President

Date	February 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, Principal Executive Officer

Date	February 5, 2024

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	February 5, 2024

* Print the name and title of each signing officer under his or her signature.